As filed with the Securities and Exchange Commission on December 29, 2023

Securities Act File No. 333-240059

1940 Act File No. 811-03373

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 148	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 149	☒

(Check appropriate box or boxes.)

SEGALL BRYANT & HAMILL TRUST

(Exact name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

Maggie Bull, Secretary

Segall Bryant & Hamill Trust

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date), pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

BARRETT OPPORTUNITY FUND

(Ticker Symbol: (SAOPX) Retail Class)

PROSPECTUS

December 29, 2023

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS: NOT FDIC INSURED ● NO BANK GUARANTEE ● MAY LOSE VALUE

TABLE OF CONTENTS

FUND SUMMARY – BARRETT OPPORTUNITY FUND	1
Investment Objectives	1
Fees and Expenses of the Fund	1
Principal Investment Strategies	2
Principal Risks	2
Performance	4
Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker/Dealers and Other Financial Intermediaries	5
More on the Fund’s Investment Objectives, Investment Strategies, Risks and Portfolio Holdings	6
MORE ON RISKS OF INVESTING IN THE FUND	8
More on Fund Management	12
Buying Shares	14
Redeeming Shares	16
Other Things to Know About Buying and Redeeming Shares	19
Dividends, Distributions and Taxes	21
Share Price	24
Financial Highlights	25

i

Fund Summary – BARRETT OPPORTUNITY FUND

Investment Objectives

Barrett Opportunity Fund (the “Fund”) seeks to achieve above average long-term capital appreciation. Current income is a secondary objective.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses[1]	0.58%
Shareholder service fee	0.25%
All other expenses	0.33%
Total Annual Fund Operating Expenses	1.23%
Fee Waivers and/or Expense Reimbursements	(0.24)%[2]
Total Annual Fund Operating Expenses	0.99%[2]

1	“Other Expenses” are based on estimated amounts for the current fiscal year.
2	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least November 30, 2025, to waive the investment advisory and/or administration fees and/or reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.99%, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

●	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods; and

●	Your investment has a 5% return each year and the Fund’s operating expenses remain the same, taking into account the expense cap in year one.

	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, based on these assumptions your costs (whether or not you redeem your shares) would be:	$101	$367	$653	$1,467

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may generate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is the successor to the Barrett Opportunity Fund, Inc. (the “Predecessor Fund”) which was reorganized into the Fund after the close of business on November 17, 2023. The Predecessor Fund’s portfolio turnover rate for the fiscal year ended August 31, 2023 was 4% of the average value of its portfolio.

1

Fund Summary – BARRETT OPPORTUNITY FUND

Principal Investment Strategies

The Fund’s investment objectives are not fundamental and may be changed by the Board of Trustees upon 60 days’ written notice to holders of the Fund’s shares.

The Fund invests primarily in common stocks and securities convertible into or exchangeable for common stock such as convertible preferred stock or convertible debt securities.

The Fund may invest without limit in securities of issuers located in the United States, as well as other securities that are publicly traded in the United States, including sponsored American Depositary Receipts.

The Fund may also invest without limit in fixed-income securities (including up to 5% of its net assets in fixed-income securities that are high yield, lower quality securities rated by a rating organization below its top four long-term rating categories (i.e., below investment grade securities, commonly referred to as “junk bonds”)) or unrated securities determined by the Adviser (as defined below) to be of equivalent quality.

The Fund is non-diversified.

Principal Risks

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objectives. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions, which are difficult to predict accurately. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to events such as (but not limited to) disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small- and medium-capitalization companies have generally gone up or down more than those of large capitalization companies because, among other things, small- and medium-capitalization companies may be more sensitive to changing economic conditions and tend to be less established than large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Medium capitalization company risk. The medium-sized companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. Medium-sized companies may be more thinly-traded than larger, more established companies. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

Large capitalization company risk. Historically, the prices of securities of small- and medium-capitalization companies have generally fluctuated more than those of large capitalization companies because, among other things, small- and medium-capitalization companies may be more sensitive to changing economic conditions and tend to be less established, however, large capitalization companies may fall out of favor with investors.

Foreign investments risk. The Fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the Fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting, legal and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses. Income earned on foreign securities may be subject to foreign withholding taxes.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

2

Fund Summary – BARRETT OPPORTUNITY FUND

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market. Although the Fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries. Accordingly, the Fund’s performance may be disproportionately affected by the poor performance of a certain industry.

Fixed Income Securities Risk. Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity. Additionally, there is a possibility that the Fund’s income may decline due to a decrease in interest rates.

Recent market events risk. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.

Non-diversification risk. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests its assets in fewer issuers, the Fund will be more susceptible to negative events affecting those issuers.

General market risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issues in a different country or region. In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of that company. As a result of this volatility, many of the following risks associated with an investment in the Fund may be increased. Continuing market problems may have adverse effects on the Fund.

Cybersecurity risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Risk of increase in expenses. Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” under “Fees and Expenses of the Fund” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. Additionally, a higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.

Net unrealized appreciation. The Fund is expected to have a substantial amount of net unrealized appreciation upon the reorganization of the Predecessor Fund. Subject to market conditions and Fund performance, the Adviser anticipates that, in managing the Fund’s investment portfolio in pursuit of the Fund’s investment objectives, a moderate portion of the Fund’s current built-in long-term capital gains will be realized gradually in each of the next several years. If these long-term capital gains are realized as anticipated, this will result in an increase in the Fund’s annual distributions of net capital gains and, accordingly, will generally result in taxable distributions to shareholders (other than certain shareholders that are exempt from tax on such income). Under normal market conditions, the Adviser currently expects, but does not guarantee, that no more than 15% of the total amount of the Fund’s current built-in long-term capital gains will be realized in any one year. This expectation may change over the course of the year for a variety of reasons including, but not limited to, individual holdings, market events and changes in tax laws. See “Dividends, Distributions and Taxes.”

These risks are discussed in more detail later in this Prospectus and in the Statement of Additional Information (the “SAI”).

3

Fund Summary – BARRETT OPPORTUNITY FUND

Performance

The Fund acquired the assets of the Barrett Opportunity Fund, Inc., as of the close of business on November 17, 2023 (the “Predecessor Fund”). The Predecessor Fund was advised by Barrett Asset Management, LLC. Performance results shown in the bar chart and the performance table below for periods prior to the reorganization reflect the performance of the Predecessor Fund. The Fund’s past performance (including the Predecessor Fund’s past performance), before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and since inception for the Fund (including performance of the Predecessor Fund, as described above), compared with those of an unmanaged index of securities.

Updated performance information is available by calling the Fund at 800-392-2673 or by visiting the Fund’s website at www.barrettasset.com/barrettopportunity/.

Barrett Opportunity Fund

Retail Class - Calendar Year Total Returns as of December 31%

Best quarter:	6/30/2020	16.98%
Worst quarter:	3/31/2020	-24.44%

The Predecessor Fund’s calendar year-to-date return as of August 31, 2023 was 10.13%.

AVERAGE ANNUAL TOTAL RETURNS

For the Period Ended December 31, 2022

Barrett Opportunity Fund	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	-6.30%	6.33%	9.47%
Return After Taxes on Distributions*	-8.92%	3.72%	6.67%
Return After Taxes on Distributions and sale of shares	-1.85%	4.68%	7.13%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	-7.81%	7.35%	10.62%

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

4

Fund Summary – BARRETT OPPORTUNITY FUND

Management

Investment Adviser

Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”).

Portfolio Managers

E. Wells Beck, CFA, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since its inception in November 2023 and as a portfolio manager of the Predecessor Fund since April 2010. John G. Youngman, Portfolio Manager of the Adviser, has served as the portfolio manager of the Fund since its inception in November 2023 and as a portfolio manager of the Predecessor Fund since 2016. Amy Kong, CFA, Portfolio Manager of the Adviser, has served as a portfolio manager of the Fund since its inception in November 2023 and as a portfolio manager of the Predecessor Fund since April 2021.

Purchase and Sale of Fund Shares

The Board of Trustees reserves the right to modify the extent to which future sales of shares are limited, including closing the Fund to any subsequent purchases by any investor. You may purchase or redeem shares of the Fund each day the New York Stock Exchange (the “NYSE”) is open, at the Fund’s net asset value determined after receipt of your request in good order.

For more information about how to purchase or redeem shares, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the Fund, you should contact the Fund at 800-392-2673 or by mail (Barrett Opportunity Fund, P.O. Box 46707, Cincinnati, Ohio 45246-0707 (for regular mail) or 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 (for express, certified, or registered mail).

Investment Minimums for Initial/Additional Investments

The Fund’s initial and subsequent investment minimums generally are as follows:

General	$1,000/$50
IRAs	$250/NA
SEP IRAs	$250/NA
Systematic Investment Plans	$50/$50

Your financial intermediary may impose different investment minimums.

Tax Information

For U.S. federal income tax purposes, the Fund’s distributions may be taxable as ordinary income, capital gains, qualified dividend income, or section 199A dividends, except when your investment is held in an IRA, 401(k) or other tax-advantaged investment plan. Withdrawals from such a tax-advantaged investment plan will be subject to special tax rules.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker/dealer or other financial intermediary, the Fund and its related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of Fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other financial intermediary, or its employees or associated persons and your salesperson, to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

More on the Fund’s Investment Objectives, Investment Strategies, Risks and Portfolio Holdings

The Fund seeks to achieve above average long-term capital appreciation. Current income is a secondary objective. The Fund’s investment objectives and investment strategies are not fundamental and may be changed by the Board of Trustees (the “Board”) without shareholder approval upon 60 days’ written notice.

The Fund invests primarily in common stocks and securities convertible into or exchangeable for common stock such as convertible preferred stock or convertible debt securities.

The Fund may invest without limit in securities of issuers located in the United States, as well as other securities that are publicly traded in the United States, including sponsored American Depositary Receipts.

The Fund may also invest without limit in fixed-income securities (including up to 5% of its net assets in fixed-income securities that are high yield, lower quality securities rated by a rating organization below its top four long-term rating categories (i.e., below investment grade securities, commonly referred to as “junk bonds”)) or unrated securities determined by the Adviser to be of equivalent quality or hold assets in cash or cash equivalents, such as U.S. Government obligations, investment grade debt securities and other money market instruments, for temporary defensive purposes due to economic or market conditions.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund.

Selection Process

The Adviser emphasizes individual security selection while varying the Fund’s investments across industries, which may help to reduce risk. While the Adviser evaluates companies of all sizes, as a principal investment strategy, the Fund intends to invest primarily in companies with large- and medium-capitalizations (normally, $1 billion in market capitalization and above). The Adviser seeks to identify those companies whose securities are undervalued based on the Adviser’s judgment of the company’s sustainable earnings growth. The Adviser employs fundamental analysis to analyze each company in detail, ranking the management, strategy and competitive market position.

In selecting individual companies for investment, the Adviser considers how the following would affect a company’s earnings, the market price of its shares and the market’s evaluation of the company’s future earnings:

●	Changes in management, policies, corporate control or capitalization

●	Changes in technology, marketing or production, the development of new products or services or the demand for existing products or services

●	The effect of recent and anticipated capital expenditures

●	The effect of social, economic, political, legal and international developments

Cash Management

The Fund may hold cash pending investment, and may invest in money market instruments for cash management purposes. The amount of assets the Fund may hold for cash management purposes will depend on market conditions and the need to meet expected redemption requests.

Equity Investments

Subject to its particular investment policies, the Fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter (“OTC”) common and preferred stocks, warrants and rights, securities convertible into common stocks, and securities of other investment companies and of real estate investment trusts.

Derivatives and Hedging Techniques

Derivatives are financial instruments whose value depends upon, or is derived from, the value of an asset, such as one or more underlying investments, currencies, reference rates or indexes. The Fund may engage in a variety of transactions using derivatives, such as options on securities and securities indexes. Derivatives may be used by the Fund for any of the following purposes:

●	As a hedging technique in an attempt to manage risk in the Fund’s portfolio

●	As a substitute for buying or selling securities

●	To enhance the Fund’s return

●	As a cash flow management technique

6

More on the Fund’s Investment Objectives, Investment Strategies, Risks and Portfolio Holdings

A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment based on the change in value of one or more investments, currencies, reference rates, commodities or indexes.

Should the Fund invest in derivatives, the Fund will, in determining compliance with any percentage limitation or requirement regarding the use or investment of Fund assets, take into account the market value of the Fund’s derivative positions that are intended to reduce or create exposure to the applicable category of investments.

Repurchase Agreements

The Fund may enter into repurchase agreements for cash management purposes. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. The Fund will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions which, in the opinion of the Adviser, based on guidelines established by the Fund’s Board, are deemed creditworthy. The Adviser will monitor the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always exceeds the repurchase price.

Defensive Investing

The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments, short-term debt securities or cash without regard to any percentage limitations. Although the Adviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

Other Investments

The Fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or in the SAI.

7

More on Risks of Investing in the Fund

Principal and Non-Principal Risks of the Fund

Information about the Fund’s principal risks appears in the summary section for the Fund at the beginning of this Prospectus. The information below describes in greater detail the principal and non-principal risks pertinent to the Fund.

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Fund. Before investing in the Fund, you should consider carefully the risks that you assume when investing in the Fund. The following information is intended to help you better understand some of the principal and non-principal risks of investing in the Fund. The impact of the following risks on the Fund may vary depending on the Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. The fact that a particular risk is not identified as a principal risk for the Fund does not mean that the Fund is prohibited from investing in securities or investments that give rise to that risk. Additional information about the investment practices of the Fund and the risks pertinent to these practices is included in the SAI. The following information regarding principal risks is provided in alphabetical order and not necessarily in order of importance.

Cash management and defensive investing risk – Non-Principal Risk. The value of the investments held by the Fund for cash management or defensive investing purposes may be affected by changing interest rates and by changes in credit ratings of the investments. If the Fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. If a significant amount of the Fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the Fund to achieve its investment objective.

Cybersecurity risk – Principal Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties. In addition, substantial costs may be incurred to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. As a result, the Fund and its shareholders could be negatively impacted.

Fixed Income Securities risk – Principal Risk. Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity. Additionally, there is a possibility that the Fund’s income may decline due to a decrease in interest rates.

Foreign investments risk – Principal Risk. The Fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the Fund may invest may have markets that are less liquid and more volatile than markets in the United States, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting, legal and regulatory standards than in the United States. Foreign withholdings may reduce the Fund’s returns. Currency fluctuations could erase investment gains or add to investment losses.

Generally, American Depositary Receipts (“ADRs”), in registered form, are denominated in U.S. dollars and are designed for use in the domestic market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of underlying foreign securities. For purposes of the Fund’s investment policies and limitations, ADRs are considered to have the same characteristics as the securities underlying them. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly (as described above).

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More on Risks of Investing in the Fund

General market risk – Principal Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issues in a different country or region. In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of that company. As a result of this volatility, many of the following risks associated with an investment in the Fund may be increased. Continuing market problems may have adverse effects on the Fund.

High yield or “junk bond” risk – Non-Principal Risk. Fixed-income securities that are below investment grade, or “junk bonds,” are speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. Investing in these securities subjects the Fund to increased price sensitivity to changing interest rates; greater risk of loss because of default or declining credit quality or an issuer’s inability to make interest and/or principal payments due to adverse company specific events. Junk bonds are also subject to the risk of negative perceptions of the high yield market depressing the price and liquidity of high yield securities. These negative perceptions could last for significant periods of time.

Issuer risk – Principal risk. The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a company’s stock may deteriorate because of a variety of factors, including, but not limited to, disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Large capitalization company risk – Principal Risk. Historically, the prices of securities of small- and medium-capitalization companies have generally fluctuated more than those of large capitalization companies because, among other things, small- and medium-capitalization companies may be more sensitive to changing economic conditions and tend to be less established, however, large capitalization companies may fall out of favor with investors.

Medium capitalization company risk – Principal Risk. The medium-sized companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. Medium-sized companies may be more thinly-traded than larger, more established companies. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

Net unrealized appreciation – Principal Risk. The Fund is expected to have a substantial amount of net unrealized appreciation upon the reorganization of the Predecessor Fund. Subject to market conditions and Fund performance, the Adviser anticipates that, in managing the Fund’s investment portfolio in pursuit of the Fund’s investment objectives, a moderate portion of the Fund’s current built-in long-term capital gains will be realized gradually in each of the next several years. If these long-term capital gains are realized as anticipated, this will result in an increase in the Fund’s annual distributions of net capital gains and, accordingly, will generally result in taxable distributions to shareholders (other than certain shareholders that are exempt from tax on such income). Under normal market conditions, the Adviser currently expects, but does not guarantee, that no more than 15% of the total amount of the Fund’s current built-in long-term capital gains will be realized in any one year. This expectation may change over the course of the year for a variety of reasons including, but not limited to, individual holdings, market events and changes in tax laws. See “Dividends, Distributions and Taxes.”

Non-diversification risk – Principal Risk. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the Fund invests its assets in fewer issuers, the Fund will be more susceptible to negative events affecting those issuers.

Portfolio selection risk – Principal Risk. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Portfolio turnover risk – Non-Principal Risk. While the Fund has traditionally had very low portfolio turnover, there can be no assurance that this will be the case in the future. In addition, because the Adviser no longer pursues a strategy of retaining unrealized long-term capital gain and avoiding the tax impact of realizing such gain, the Fund’s portfolio turnover rate may increase moderately in the future. Frequent trading increases transaction costs (including brokerage expenses), which could detract from the Fund’s performance.

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More on Risks of Investing in the Fund

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Recent market events risk – Principal Risk. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In particular, the spread of COVID-19 worldwide has resulted in disruptions to supply chains and customer activity, stress on the global healthcare system, temporary and permanent layoffs in the private sector and rising unemployment claims, reduced consumer spending, market declines and widespread concern and uncertainty, all of which may lead to a substantial economic downturn or recession in the U.S. and global economies. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-existing political, social and economic risks in certain countries. These developments as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities, and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

REIT risk – Non-Principal Risk. REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. Investment in REITs carry with it many of the risks associated with direct ownership of real estate, including, but not limited to, declines in property values, extended vacancies, increases in property taxes, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults, and are subject to heavy cash flow dependency. A REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or could fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences.

Repurchase agreements risk – Non-Principal Risk. Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.

Risk of increase in expenses – Principal Risk Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” under “Fees and Expenses of the Fund” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. Additionally, a higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.

Small capitalization company risk – Non-Principal Risk. The Fund is subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small companies in which the Fund may invest typically lack the financial resources, product diversification, and competitive strengths of larger companies which may cause the value of the Fund to be more volatile. Small companies may be more thinly-traded than larger, more established companies.

Stock market and equity securities risk – Principal Risk. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions, which are difficult to predict accurately. The value of a particular security may decline due to factors that affect a particular industry or industries, such as (but not limited to) an increase in production costs, competitive conditions or labor shortages; or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Valuation risk – Non-Principal Risk. Many factors may influence the price at which the Fund could sell any particular portfolio investment. The sales price may well differ — higher or lower — from the Fund’s last valuation, and such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or greater or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology. The value of foreign securities and currencies may be materially affected by events after the close of the market on which they are valued, but before the Fund determines its net asset value.

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MORE ON RISKS OF INVESTING IN THE FUND

Value investing risk – Principal Risk. The value approach to investing involves the risk that value stocks may remain undervalued. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on growth stocks. Although the Fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries. Accordingly, the Fund’s performance may be disproportionately affected by the poor performance of a certain industry.

Please note that there are other factors that could adversely affect your investment and that could prevent the Fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT; (ii) the Fund’s Form N-PORT reports are available on the Commission’s Web site at http://www.sec.gov; and www.barrettasset.com/barrettopportunity/.

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More on Fund Management

Adviser

The Fund’s investment adviser, Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), located at 540 W. Madison Street, Suite 1900, Chicago, IL 60661 selects the Fund’s investments and oversees its operations. As of September 30, 2023, Segall Bryant & Hamill, LLC had approximately $22.7 billion in client assets under management, including approximately $507.6 million in assets under advisement, and approximately 2.5 billion in thirteen investment company portfolios.

Portfolio Managers

E. Wells Beck, CFA®, John G. Youngman and Amy Kong, CFA® of SBH are responsible for the day-to-day management of the Fund.

Mr. Beck is a Portfolio Manager of Segall Bryant & Hamill. Mr. Beck is a graduate of Princeton University and received his M.B.A. from New York University. He was previously a Managing Director of Barrett Asset Management. Mr. Beck joined Barrett Associates, Barrett Asset Management’s predecessor firm, in 2006. He was previously an analyst and portfolio manager at Haven Capital Management in New York from 2001 to 2006. From 2000 to 2001, Mr. Beck was a sell-side analyst in the research department of Prudential Securities covering a number of areas, including financial services. He also has investment experience from positions he held at HSBC Investment Banking PLC in 1998 and Oppenheimer Capital International from 1994 to 1997. Mr. Beck is a CFA® Charterholder.

Mr. Youngman is a Portfolio Manager of Segall Bryant & Hamill. Mr. Youngman is a graduate of Middlebury College, where he received a B.A. in English with a concentration in Economics and Investments. He was previously a Managing Director of Barrett Asset Management. He began his career in 1991 as a Registered Representative at Kidder, Peabody & Co., where he spent four years working with and providing investment advice to high-net worth individuals, families, and institutions. Mr. Youngman joined Barrett Associates, Barrett Asset Management’s predecessor firm, in the spring of 2010. Prior to joining Barrett, he was a Managing Director and CFO at Griffin Asset Management, where over a fifteen year period he developed his reputation as a financial problem solver. Mr. Youngman is a former Director of Composite Materials, LLC.

Ms. Kong is a Portfolio Manager at Segall Bryant & Hamill. Ms. Kong is a graduate of Barnard College and received her M.B.A. from Columbia Business School. She was previously the Chief Investment Officer and a Managing Director of Barrett Asset Management. Ms. Kong joined Barrett Asset Management in 2020. She previously served as a Senior Portfolio Manager at Fiduciary Trust from June 2013 to 2020. Prior to Fiduciary Trust, between May 2012 and April 2013, Ms. Kong was a Senior Vice President and Senior Portfolio Manager at U.S. Trust. From April 2001 to May 2002, Ms. Kong worked as a Credit Analyst at Moody’s. Ms. Kong is a CFA® Charterholder.

CFA® is a registered trademark owned by the CFA Institute.

The SAI provides information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and any Fund shares held by the portfolio managers.

Advisory Fee

Under the investment advisory agreement, the Fund pays Segall Bryant & Hamill, LLC an advisory fee, calculated daily and paid monthly, at 0.65% annual rate.

When issued, additional information regarding the basis for the Board’s approval of the investment advisory agreement for the Fund will be available in the Fund’s report to shareholders for the period ended December 31, 2023.

Distributor

The Fund has entered into a Distribution Agreement (the “Distribution Agreement”) with Ultimus Fund Distributors, LLC (the “Distributor”) located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of the Fund’s shares. The offering of the Fund’s shares is continuous, and the Distributor distributes the Fund’s shares on a best efforts basis. The Distributor is not obligated to sell any certain number of shares of the Fund. The Distributor is a registered broker/dealer and member of the Financial Industry Regulatory Authority, Inc.

The Adviser may make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of its profits and other available sources, including profits from its relationship with the Fund. These payments are not reflected as additional expenses in the fee table contained under “Fees and Expenses of the Fund” in this Prospectus. The recipients of these payments may include the Distributor and affiliates of the Distributor, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of the Fund,

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More on Fund Management

including your financial intermediary. The total amount of these payments may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any Fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.”

Revenue sharing payments are separately negotiated. Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments also benefit the Adviser, the Distributor and their affiliates to the extent the payments result in more assets being invested in the Fund on which fees are being charged.

Transfer Agent and Shareholder Servicing Agent

Ultimus Fund Solutions, LLC, (“Ultimus” or the “Transfer Agent”) serves as the Fund’s transfer agent and shareholder servicing agent. The Transfer Agent maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund.

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Buying Shares

General

●	Shares may be purchased at net asset value without a sales charge.

●	The minimum initial investment is $1,000 and subsequent investments require a minimum of $50. For IRAs and Self-Employed Retirement Plans, the minimum initial investment is $250. In addition, an account can be established with a minimum of $50 if such account will be receiving regular periodic investments through a systematic investment plan, as described below.

Through a Service Agent

You may buy shares from brokers, dealers, investment advisers, financial consultants or advisors, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the distributor to sell Fund shares (each called a “Service Agent”). You should contact your Service Agent to open a brokerage account and make arrangements to buy shares. You must provide the following information for your order to be processed:

●	Name of Fund

●	Dollar amount or number of shares being bought

●	Account number (if existing account)

Your Service Agent may charge an annual account maintenance fee.

Through the Fund

●	Write to the Fund at the following address:

Regular Mail	Overnight or Express Mail
Barrett Opportunity Fund	Barrett Opportunity Fund
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

●	Enclose a check to pay for the shares. For initial purchases, complete and send an account application, available upon request from the Fund at the number below.

●	Specify the name of the Fund you wish to purchase and your account number (if existing account).

For more information, please call the Fund at 800-392-2673.

The Fund and the Transfer Agent do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

All checks must be in U.S. dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post dated checks or any conditional order or payment.

The Transfer Agent will charge a fee, which is currently $25.00, against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned to the Transfer Agent unpaid. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

Investing by telephone

Telephone purchase privileges are automatically provided unless you specifically decline the option on your Account Application. If your account is open for at least 7 business days, you may purchase additional shares by calling the Fund toll free at 800-392-2673. You must also have submitted a voided check or a savings deposit slip to have banking information established on your account. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. The minimum telephone purchase amount is $50. If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern Time), shares will be purchased in your account at the price determined on the day your order is placed.

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Buying Shares

Through an Automatic Investment Plan

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account, for investment into the Fund, on a monthly, quarterly or annual basis. In order to participate in the AIP, each purchase must be in the amount of $50 or more, and your financial institution must be a member of the ACH network. If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the AIP section on the account application or call the Transfer Agent at 800-392-2673 for any additional information. Any request to change or terminate your AIP should be submitted to the Transfer Agent five (5) days prior to the effective date of the request.

Buying shares by wire

If you are making your first investment in the Fund through a wire purchase, the Transfer Agent must have a completed account application before you wire funds. You may mail or overnight deliver your account application to the Transfer Agent. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. To place a purchase by wire, please call 800-392-2673 to speak with a Barrett Funds Investor Service Representative from 8 a.m. to 6 p.m. Eastern Time.

Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing. The Fund and Ultimus are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

For more information, please contact your Service Agent, the Fund or consult the SAI.

15

Redeeming Shares

Generally

Contact your Service Agent or, if you hold shares directly with the Fund, contact the Fund at 800-392-2673, to redeem shares of the Fund.

Redemptions are priced at the net asset value next determined after receipt of your request in good order.

Your redemption proceeds will normally be sent on the business day after your request is received in good order but in any event within seven (7) days. Your redemption proceeds may be delayed for up to ten (10) calendar days if your purchase was made by check or ACH. Shareholders can avoid this delay by utilizing the wire purchase option.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the NYSE is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by order of the SEC.

You may receive proceeds of your sale by a check sent to the address of record, electronically via the ACH network using the previously established bank instructions or federal wire transfer to your pre-established bank account. The Fund typically expects that it will take one to three business days following the receipt of your redemption request to pay out redemption proceeds regardless of whether the redemption proceeds are paid by check, ACH transfer or wire. Please note that wires are subject to a $15 fee. There is no charge to have proceeds sent via ACH; however, funds are typically credited to your bank within two to three business days after redemption. In all cases, proceeds will be processed within seven calendar days after the Fund receives your redemption request.

The Fund typically expects it will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used during periods of stressed market conditions.

The Fund reserves the right to redeem in kind as described below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used in circumstances as described above, and may also be used in stressed market conditions. The Fund has in place a line of credit that may be used to meet redemption requests during stressed market conditions.

The Fund reserves the right to pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Shareholders who hold their shares through an IRA or other retirement account must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Shares held in IRA accounts may be redeemed by telephone at 800-392-2673. Investors will be asked whether or not to withhold taxes from any distribution.

Redemption requests of $50,000 or less do not require a signature guarantee.

By mail

For accounts held directly at the Fund, send written requests to the Fund at the following address:

Regular Mail	Overnight or Express Mail
Barrett Opportunity Fund	Barrett Opportunity Fund
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

Your written request must provide the following:

●	The Fund name and your account number.

●	The dollar amount or number of shares to be redeemed.

●	Signatures of each owner exactly as the account is registered.

●	Signature guarantees, as applicable.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

16

REDEEMING SHARES

By telephone

Telephone redemption privileges are automatically provided unless you specifically decline the option on your account application. You may redeem shares up to $50,000 on any business day the NYSE is open by calling the Transfer Agent at 800-392-2673 before 4:00 p.m. Eastern Time. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. A signature verification from a Signature Validation program member or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to add or change telephone redemption privileges on an existing account. Redemption proceeds will be mailed to you by check on the next business day. Redemption proceeds may also be sent to your designated bank account via wire or electronic funds transfer through the ACH network.

Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 calendar days before the redemption request. In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Systematic Withdrawal Plans

You may redeem your Fund shares through the Systematic Withdrawal Plan (“SWP”). Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. In order to participate in the SWP, your account balance must be at least $10,000 ($5,000 for retirement plan accounts) and each payment should be a minimum of $50. If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. The SWP may be terminated at any time by the Fund. You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least five (5) days in advance of the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a capital gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

For more information, please contact your Service Agent, the Fund or consult the SAI.

Signature Guarantees

The Transfer Agent may require a signature guarantee for certain redemption requests. Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”), but not from a notary public. A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

●	If ownership is being transferred on your account.

●	When redemption proceeds are payable or sent to any person, address or bank account not on record.

●	When a redemption request is received by the Transfer Agent and the account address has changed within the last 15 calendar days. or

●	For all redemptions in excess of $50,000 from any shareholder account.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation. The Fund reserves the right to waive any signature guarantee requirement at its discretion.

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REDEEMING SHARES

Frequent Trading of Fund Shares

The Fund is intended for long-term investors. Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders. The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps may include, among other things, monitoring trading activity and using fair value pricing, as determined by the Board, when the adviser determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests. Except as noted herein, the Fund will apply all restrictions uniformly in all applicable cases.

The Fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by the Fund in its sole discretion. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order (but not a redemption request) in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the adviser to be harmful to the Fund) and without prior notice. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In particular, since the Fund receives purchase and sale orders through Service Agents that use group or omnibus accounts, the Fund cannot always detect frequent trading. However, the Fund will work with Service Agents as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Fund has entered into information sharing agreements with Service Agents pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts. The Fund will use this information to attempt to identify abusive trading practices. Service Agents are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders who are found to have engaged in abusive trading in violation of the Fund’s policies. However, the Fund cannot guarantee the accuracy of the information provided to them from Service Agents and cannot ensure whether they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a result, the Fund’s ability to monitor and discourage abusive trading practices in non-disclosed or omnibus accounts may be limited.

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Other Things to Know About Buying and Redeeming Shares

When you buy or redeem shares, your request must be in good order. For purchases and redemptions made through the Transfer Agent, “good order” means you have provided the following information, without which your request may not be processed:

●	Name of the Fund.

●	Your account number.

●	Dollar amount or number of shares being bought or redeemed.

●	Signature of each owner exactly as the account is registered.

For information about your financial intermediary’s requirements for purchases and redemptions in good order, please contact your financial intermediary.

The Fund generally will not permit non-resident aliens with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with the Fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with the Fund.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing redemption orders by telephone. In that case, shareholders should consider using the Fund’s other redemption procedures described under “Redeeming shares.” The Fund is not responsible for delays due to communications or transmission outages.

The Fund’s Transfer Agent will employ reasonable procedures to confirm that any redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the Fund nor its agents will bear any liability for such transactions. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

The Fund has the right to:

●	Suspend the offering of shares.

●	Waive or change minimum and additional investment amounts.

●	Reject any purchase order.

●	Suspend telephone transactions.

●	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted or as otherwise permitted by the SEC.

●	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state.

The Fund enters into contractual arrangements with various parties, including, among others, the Fund’s investment manager, who provides services to the Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements cannot be enforced by shareholders.

This Prospectus and SAI provide information concerning the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this Prospectus nor SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any right conferred explicitly by federal or state securities laws that may not be waived.

Anti-Money Laundering

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a certain legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners of the legal entity. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 800-392-2673 if you need additional assistance when completing your Application.

If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. In the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value.

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Other Things to Know About Buying and Redeeming Shares

Small Account Balances/Mandatory Redemptions

If at any time the aggregate value of the Fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period), the Fund reserves the right to ask you to bring your account up to the applicable minimum investment amount as determined by your Service Agent. In such case you shall be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the Fund may close your account and send you the redemption proceeds. The Fund may, with prior notice, change the minimum size of accounts subject to the mandatory redemption or implement fees for small accounts.

Subject to applicable law, the Fund may, with prior notice, adopt other policies from time to time requiring mandatory redemptions of shares in certain circumstances.

For more information, please contact your Service Agent, the Fund or consult the SAI.

Redemptions In-Kind

The Fund reserves the right to pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities. You will bear the risks associated with owning the securities, including the risk that the market price of the securities will go down, until you dispose of the securities. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges when converting the securities to cash. These securities redeemed in-kind remain subject to general market risks until sold. For federal income tax purposes, redemptions in-kind are taxed to the redeeming shareholder in the same manner as redemptions paid in cash. In addition, sales of such in-kind securities may generate taxable gains.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. If you would like to discontinue householding for your accounts, please call toll-free at 800-392-2673 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies within 30 days after receiving your request. This policy does not apply to account statements.

Lost Shareholders, Inactive Accounts and Unclaimed Property

It is important that the Fund maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 800-392-2673 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

IRA Accounts

IRA accounts will be charged a $15.00 annual maintenance fee.

Record Ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may nonetheless, under certain circumstances, be entitled to vote your shares.

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Dividends, Distributions and Taxes

Dividends and distributions

The Fund will make distributions of net investment income and net capital gain, if any, at least annually, typically during the month of December. The Fund may make additional distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in additional Fund shares unless you choose one of the following options: (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.

If you wish to change your distribution option, write to or call the Transfer Agent at 800-392-2673 in advance of the payment date of the distribution. However, any such change will be effective only as to distributions for which the record date is five (5) or more calendar days after the Transfer Agent has received the request.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if the check remains uncashed for six (6) months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current net asset value per share and to reinvest all subsequent distributions.

Taxes

U.S. Federal Income Taxes

The following is a summary of certain tax considerations under current law, which may be subject to change, possibly with retroactive effect. The following summarizes the U.S. federal income tax consequences of investments in the Fund for U.S. persons only, which include (i) U.S. citizens or residents, (ii) corporations organized in the United States or under the law of the United States or any state (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source; or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person. Shareholders that are partnerships or other types of pass-through entities, nonresident aliens, foreign trusts or estates, foreign corporations or tax-exempt entities may be subject to different U.S. federal income tax treatment. This summary is general in nature and you should consult your tax adviser for further information regarding federal, state, local, and/or foreign tax consequences relevant to your specific situation.

This discussion is based on the assumption that the Fund will qualify under Subchapter M of the Code as a regulated investment company and meet certain distribution requirements such that the Fund is not subject to U.S. federal income tax. If the Fund does not meet the distribution requirements, the Fund may be subject to significant excise taxes.

Taxation of Fund Distributions

The Fund intends to declare as dividends all or substantially all of its taxable income, including its net capital gain (i.e., the excess of long-term capital gain over short-term capital loss). For U.S. federal income tax purposes, shareholders of regulated investment companies are generally subject to taxation based on the underlying character of the income and gain recognized by the Fund and distributed to shareholders.

Distributions attributable to the net capital gain of the Fund will be taxable to Fund shareholders as long-term capital gain, regardless of how long shares of the Fund are held. Currently, an individual’s net long-term capital gain is taxable at preferential tax rates.

Other than distributions of net long-term capital gain, Fund distributions (except for exempt-interest dividends, discussed below) will generally be taxable as (i) ordinary income, (ii) if so designated by the Fund, as “qualified dividend income,” taxable to individual shareholders at tax rates applicable to long-term capital gains, provided that the individual receiving the dividend satisfies certain holding period requirements for his or her Fund shares, or (iii) section 199A dividends. The amount of distributions from the Fund that will be eligible for the “qualified dividend income” lower rate generally cannot exceed the amount of dividends received by the Fund that are qualifying dividends (i.e., dividends from U.S. corporations or certain qualifying foreign corporations). Thus, to the extent that dividends from the Fund are attributable to other sources, such as taxable interest, fees from securities lending transactions, certain distributions from real estate investment trusts, certain transactions in foreign currencies or are short-term capital gains, such dividends will generally not be eligible for the lower rate. However, if at least ninety-five percent (95%) of the Fund’s “gross income” is from qualifying dividends, then one hundred percent (100%) of its distributions will be eligible for the lower rate. For these purposes, the Fund’s gross income does not include gain from the disposition of stock or securities except to the extent that the net short-term capital gain from such dispositions exceeds the net long-term capital loss from such dispositions.

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Dividends, Distributions and Taxes

The Fund may be eligible to pay “section 199A” dividends to its shareholders with respect to qualified dividends received by it from its investment in REITs. “Section 199A” dividends received in taxable years beginning before 2026 are taxable to individual and other noncorporate shareholders at a reduced effective federal income tax rate, provided that certain holding period requirements and other conditions are satisfied.

Fund dividends paid to corporate shareholders that are attributable to “qualifying dividends” received from U.S. domestic corporations may be eligible for a 50% corporate dividends-received deduction, subject to certain holding period requirements, debt financing limitations, and other requirements.

Fund distributions are taxable regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions paid to you.

If a dividend or distribution is made shortly after the purchase of Fund shares, the purchase price will reflect the amount of the upcoming distribution. You will incur taxes on the entire amount of the distribution received, even though, as an economic matter, you did not participate in these gains and the distribution simply constitutes a return of your initial investment. This is known as “buying into a dividend.”

Sale or Redemption of Fund Shares

Shareholders of the Fund will recognize taxable gain or loss on a sale, exchange or redemption of shares of the applicable Fund, including an exchange of shares for shares of another Fund, based on the difference between the shareholder’s adjusted tax basis in the shares disposed of and the amount received for them. Generally, this gain or loss will be long-term if your holding period for the shares disposed of exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

Any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent that the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired. The deductibility of capital losses is subject to limitation.

Cost Basis Reporting

The Funds (or their administrative agent) must report to the IRS and furnish to its shareholders cost basis information for Fund shares purchased on or after January 1, 2012 when the shares are redeemed, exchanged, or otherwise sold. The Funds must also indicate whether shareholders had a short-term or long-term holding period in these shares. The Funds must also report the gross proceeds from the sale of all Fund shares (regardless of when they were purchased).

The Funds will allow shareholders to elect from among several IRS-accepted cost basis methods to calculate the cost basis of their covered shares. In the absence of such an election, each Fund will use its default cost basis method. Once a Fund shareholder has elected a cost basis reporting method, the election will apply to all future transactions in covered shares unless the shareholder revokes or changes the standing election. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation.

Taxation of Certain Investments

The Fund may at times buy debt obligations at a discount from the price at which they were originally issued (“original issue discount”), especially during periods of rising interest rates. For U.S. federal income tax purposes, original issue discount will be included in the Fund’s ordinary income as it accrues over the term of the instrument. Even though payment of that amount is not received until a later time (and might never be received), the amount of accrued original issue discount will be distributed to shareholders as taxable dividends over the term of the instrument. The Fund may also buy investments in the secondary market which are treated as having market discount. Generally, gain recognized on the disposition of such an investment is treated as ordinary income for U.S. federal income tax purposes to the extent of the accrued market discount, but the Fund may elect instead to include the amount of market discount as ordinary income over the term of the instrument even though the Fund will not yet have received payment of such amounts.

Some of the Fund’s investments, such as certain option transactions, regulated futures transactions, and foreign currency contracts, may be “Section 1256 contracts.” Section 1256 contracts owned by the Fund generally will be treated for income tax purposes as if sold for their fair market values (i.e., “marked to market”) on an annual basis, and resulting gains or losses generally are treated as 60% long-term capital gains or losses and forty 40% short-term capital gains or losses.

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Dividends, Distributions and Taxes

The Fund may be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. Shareholders generally will not be able to claim a U.S. foreign tax credit or a deduction for their proportionate share of such taxes.

Investments by Tax- Qualified Plans

Any distributions on, or sales, exchanges, or redemptions of, shares held in an IRA (or other tax-qualified plan) are generally not currently taxable, but withdrawals from such a plan are subject to special tax rules.

Surtax on Net Investment Income

A Medicare surtax of 3.8% will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates, and trusts to the extent that such person’s gross income, as adjusted, exceeds a threshold amount. You will be required to report any liability for this additional tax on your federal income tax return.

Backup Withholding

A shareholder of the Fund may be subject to backup withholding on any distributions of income (excluding exempt-interest dividends), capital gains, or proceeds from the sale or exchange of Fund shares if the shareholder (1) has provided either an incorrect tax identification number or no such number, (2) has been identified by the IRS as subject to backup withholding, (3) has failed to certify that the shareholder is not subject to backup withholding, or (4) has not certified that the shareholder is a U.S. person. The backup withholding rate is 24% for tax years beginning before 2026.

Foreign Accounts

Shareholders that invest in the Fund through foreign accounts may be subject to a 30% withholding tax on: (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares. This withholding tax generally may be avoided if the shareholder satisfies certain registration, certification and reporting requirements. For more information regarding withholding with respect to foreign accounts, see the SAI under “FEDERAL INCOME TAXES– Foreign Accounts.”

State and Local Income Taxes

Shareholders may also be subject to state and local income taxes on distributions and redemptions. Depending on the laws of a particular state, such income taxes may not apply to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or local tax jurisdiction. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

For more information, see the SAI under “FEDERAL INCOME TAXES” Investors should consult with their tax advisers regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

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Share Price

You may buy or redeem shares at their net asset value next determined after receipt by your Service Agent or the Transfer Agent of your request in good order. The Fund’s net asset value per share is the value of its assets minus its liabilities divided by the number of shares outstanding. The Fund calculates its net asset value every day the NYSE is open. These calculations are done as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time). If the NYSE closes early, the Fund calculates its net asset value as of the actual closing time. The NYSE is typically closed on certain holidays listed in the SAI. However, the NYSE may modify its holiday schedule or hours of operation at any time.

The Board has approved procedures to be used to value the Fund’s securities and other assets for the purposes of determining the Fund’s net asset value. The valuation of the Fund’s assets is generally determined in good faith in accordance with these procedures. The Board has delegated valuation functions for the Fund to the Adviser. The procedures adopted by the Board cover types of assets in addition to those described below.

For equity securities and certain derivative securities that are traded on a national securities exchange, the market price is usually the closing sale or official closing price on that exchange. If a security is traded on more than one exchange (as is often the case overseas), the security is generally valued on the exchange considered by the Adviser to be the primary exchange. In the case of securities not traded on an exchange, or if exchange prices are not otherwise available, the market price is typically determined by independent third party pricing services (“Pricing Service”) approved by the Fund’s Board that use a variety of techniques and methodologies.

The market price for certain derivative securities is generally the price supplied by a Pricing Service approved by the Fund’s Board, which may use quotations from one or more brokers, a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The valuations of securities traded on foreign markets and certain fixed income securities will generally be determined as of the earlier closing time of the markets on which they primarily trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time).

If a Pricing Service is unable to supply a price, or if the price supplied is deemed by the Adviser to be unreliable, the market price may be determined using quotations received from one or more broker/dealers that make a market in the security. When such prices or quotations are not available, or when the Adviser believes that they are unreliable, the Adviser may price securities using fair value procedures approved by the Board. The Board retains ultimate responsibility for the valuation process. Because the Fund may invest in securities of issuers located in emerging markets and small-cap stocks — some of which may be thinly-traded and for which market quotations may not be readily available or may be unreliable — the Fund may use fair value procedures more frequently than funds that invest primarily in securities that are more widely traded. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. The Fund uses a fair value model developed by a Pricing Service to price foreign equity securities on days when a certain percentage change in the value of a domestic equity security index suggests that the closing prices on foreign exchanges may no longer represent the amount that the Fund could expect to receive for these securities.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value procedures to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. The valuation determined under the fair value procedures represent the amount determined in good faith that the Fund might reasonably expect to receive upon the current sale of a security. However, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Therefore, investors who purchase or redeem Fund shares on days when the Fund is holding fair valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair valued the security or had used a different methodology.

The Fund invests in securities that are listed on foreign exchanges that are open for trading on weekends and other days when the Fund does not price its shares. Therefore, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem the Fund’s shares.

In order to buy, redeem or exchange shares at a day’s price, you must place your order with your Service Agent or the Transfer Agent before the NYSE closes on that day. If the NYSE closes early on that day, you must place your order prior to the actual closing time.

It is the responsibility of the Service Agents to transmit all orders to buy, exchange or redeem shares to the Transfer Agent on a timely basis.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the last five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The returns shown below are for periods prior to the Reorganization and are for the Predecessor Fund.

The financial highlights presented for the fiscal year ended August 31, 2023 for the Predecessor Fund has been audited by Cohen & Company Ltd., the Fund’s Independent Registered Public Accounting Firm (“Cohen”). Cohen’s report, along with the Predecessor Fund’s financial statements, are included in the Predecessor Fund’s Annual Report to Shareholders (the “Annual Report”). The Predecessor Fund’s Annual Report is available without charge and upon request by calling 800-392-2673 or visiting www.barrettasset.com/barrettopportunity/. The following information should be read in conjunction with the financial statements and notes thereto.

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Financial Highlights

Financial Highlights – BARRETT OPPORTUNITY FUND

Selected data for a share outstanding throughout the year or period indicated.

	Year Ended August 31,
	2023	2022	2021	2020	2019
Per Share Data:
Net asset value, beginning of year	$26.68	$29.92	$24.33	$25.77	$30.75

Income (loss) from investment operations:
Net investment income	0.19 (1)	0.15 (1)	0.21 (1)	0.29 (1)	0.29
Net realized and unrealized gain (loss) on investments(2)	2.26	0.18	6.91	0.85	(1.62)
Total from investment operations	2.45	0.33	7.12	1.14	(1.33)

Less distributions:
Net investment income	(0.21)	(0.20)	(0.22)	(0.33)	(0.25)
Net realized gain on investments	(2.94)	(3.37)	(1.31)	(2.25)	(3.40)
Total distributions	(3.15)	(3.57)	(1.53)	(2.58)	(3.65)

Net asset value, end of year	$25.98	$26.68	$29.92	$24.33	$25.77

Total return	10.35%	0.69%	30.65%	3.94%	(3.27)%

Supplemental data and ratios:
Net assets, end of year (millions)	$44	$58	$64	$52	$58
Ratio of net expenses to average net assets	1.29%	1.18%	1.18%	1.25%	1.23%
Ratio of net investment income to average net assets	0.74%	0.53%	0.75%	1.08%	1.09%
Portfolio turnover rate	4%	8%	3%	1%	8%

(1)	Net Investment income per share has been calculated based on average shares outstanding during the period.
(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

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INVESTMENT ADVISER

Segall Bryant & Hamill, LLC

540 W. Madison Street, Suite 1900

Chicago, IL 60661

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

CUSTODIAN

Brown Brothers Harriman

50 Post Office Square

Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, Ohio 44115

LEGAL COUNSEL

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, Colorado 80202

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BARRETT OPPORTUNITY FUND

A series of Segall Bryant and Hamill Trust

Retail Class

Ticker Symbol: SAOPX

P.O. Box 46707, Cincinnati, Ohio 45246-0707

1-800-392-2673

Statement of Additional Information

Barrett Opportunity Fund (the “Fund”), a series of Segall Bryant & Hamill Trust, is an open-end, no-load, non-diversified management investment company. There can be no assurance that the Fund will achieve its investment objectives.

This Statement of Additional Information (the “SAI”) provides general information about the Fund. This SAI is not a prospectus and should be read in conjunction with the Fund’s current Prospectus dated December 29, 2023 (the “Prospectus”), as supplemented and amended from time to time which is incorporated herein by reference. To obtain a free copy of the Prospectus and/or the Fund’s Annual Report to Shareholders (when available), please write or call the Fund at the address or telephone number above, or visit the Fund’s website at www.barrettasset.com/barrettopportunity/.

December 29, 2023

TABLE OF CONTENTS

THE TRUST	1
INVESTMENT POLICIES, STRATEGIES AND ASSOCIATED RISKS	1
INVESTMENT RESTRICTIONS AND LIMITATIONS	4
MANAGEMENT OF THE FUND	6
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	12
INVESTMENT ADVISER	13
DISTRIBUTOR, ADMINISTRATORS & FUND ACCOUNTANT	13
CODE OF ETHICS	14
PROXY VOTING POLICIES AND PROCEDURES	14
CUSTODIAN AND TRANSFER AGENT	14
PORTFOLIO MANAGER DISCLOSURE	15
PORTFOLIO TRANSACTIONS	16
DISCLOSURE OF PORTFOLIO HOLDINGS	16
DETERMINATION OF NET ASSET VALUE	17
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	18
RETIREMENT AND EDUCATION PLANS	18
DESCRIPTION OF SHARES	19
FEDERAL INCOME TAXES	21
DIVIDENDS AND DISTRIBUTIONS	29
ANNUAL AND SEMI-ANNUAL REPORTS	29
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	29
COUNSEL	29
FINANCIAL STATEMENTS	29
ADDITIONAL INFORMATION ON PERFORMANCE CALCULATIONS	30
APPENDIX A – SUMMARY OF ADVISER’S PROXY VOTING POLICY	A-1

i

The Trust

The Segall Bryant & Hamill Trust (the “Trust”) is a Massachusetts business trust which was organized on December 10, 1985 as an open-end management investment company.

The Trust is authorized to issue separate classes of shares representing interests in separate investment portfolios. This SAI pertains to the Barrett Opportunity Fund (the “Fund”). For information concerning the Fund, contact Barrett Funds, P.O. Box 46707, Cincinnati, Ohio 45246-0707 or call 1-800-392-2673.

Segall Bryant & Hamill, LLC (the “Adviser” or “SBH”) serves as the investment adviser to the Fund.

The Fund is organized as a non-diversified series of the Trust. The Fund is the successor to the Barrett Opportunity Fund, Inc. (the “Predecessor Fund”). The Predecessor Fund was reorganized into the Fund after the close of business on November 17, 2023.

Investment Policies, Strategies and Associated Risks

The following information supplements the discussion of the investment policies of the Fund found under “Investment Objectives,” “Principal Investment Strategies,” “Principal Risks,” “Performance” and “More on the Fund’s Investment Strategies, Investment and Risks” in the Prospectus.

The Fund intends to invest primarily in common stocks, or securities convertible into or exchangeable for common stocks, such as convertible preferred stocks or convertible debentures. When management deems it appropriate, the Fund may also invest without limitation in fixed-income securities or hold assets in cash or cash equivalents, such as U.S. Government obligations, investment grade debt securities and other money market instruments, for temporary defensive purposes due to economic or market conditions. Investment grade debt securities are debt securities rated BBB or better by S&P Global Ratings (“S&P”) or Baa or better by Moody’s Investors Service, Inc. (“Moody’s”), or if unrated, securities deemed by SBH, to be of comparable quality. Debt securities rated BBB by S&P are regarded by S&P as having an adequate capacity to pay interest and repay principal, while debt securities rated Baa by Moody’s are regarded by Moody’s as medium grade obligations and as having speculative characteristics. Investments in such fixed-income securities may also be made for the purpose of capital appreciation, as in the case of purchases of bonds trading at a substantial discount.

Securities Lending

Consistent with applicable regulatory requirements, the Fund may lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Board of Trustees of the Fund (the “Board” or the “Trustees”). The Fund will not lend portfolio securities to affiliates of the Adviser unless it has applied for and received specific authority to do so from the SEC. From time to time, the Fund may pay to the borrower and/or a third party which is unaffiliated with the Fund or the Adviser and is acting as a “finder” a part of the interest earned from the investment of collateral received for securities loaned. Although the borrower will generally be required to make payments to the Fund in lieu of any dividends the Fund would have otherwise received had it not loaned the shares to the borrower, such payments will not be treated as “qualified dividend income” for purposes of determining what portion of the Fund’s regular dividends received by individuals may be taxed at the rates generally applicable to long-term capital gains.

Requirements of the SEC, which may be subject to future modification, currently provide that the following conditions must be met whenever the Fund lends its portfolio securities: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower. However, if a material event adversely affecting the investment in the loaned securities occurs, the Fund must terminate the loan and regain the right to vote the securities.

The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if it’s short-term investment of the cash collateral declines in value over the period of the loan. Loans will be made to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Put and Call Options

The Fund may purchase and write put and call options on securities and securities indices, provided such options are traded on a national securities exchange and provided further that the value of options held and the value of positions underlying options written do not exceed 10% of the Fund’s total assets. A put option gives the holder the right to sell to the writer, and a call option gives the holder the right to buy from the writer, the number of shares of the underlying security covered by the option at a stated exercise price on or before a stated expiration date. Puts and calls with respect to a limited number of securities currently may be purchased or written through the facilities of certain national securities exchanges. In addition, each of such exchanges provides a secondary market for “closing” options positions. It will be the policy of the Fund to write call options only if the Fund either: (i) owns and will hold over the term of the option the underlying securities against which the option is written (or securities convertible into the underlying securities without additional consideration); or (ii) owns or will hold a call on the same underlying security or securities. When a put option is written by the Fund, the Fund will create and maintain a segregated account consisting of liquid assets equal to the option price.

The primary risk to the Fund as the writer of a covered call option is that, unless a closing transaction is executed, the Fund must retain its underlying cover position even if price movement would otherwise have caused the Fund to dispose of that position and must forgo opportunities for gain in excess of the option premium that may result from favorable changes in the value of the underlying cover position.

The primary risk to the Fund as the writer of a put option is that, unless a closing transaction is executed, the Fund may be required to purchase the underlying security or securities at a price above the market price at the time of such purchase. When a put option is collateralized through the maintenance of a segregated account, the contents of such account are not available to the Fund for the general pursuit of the Fund’s investment objectives. The Fund will write put options only when it is believed that the acquisition of the underlying security or securities would be in accordance with the Fund’s investment objectives.

The Fund may enter into closing purchase transactions in the secondary markets in options maintained by the various exchanges. In such a transaction, the Fund would buy an option similar to the one it had previously written. The resulting transaction would have the effect of canceling the Fund’s preexisting obligation on the option written by it. The Fund has no assurance, however, that a liquid secondary market will exist on any given day with respect to options on a particular security. Therefore, there is no assurance that the Fund will be able to enter into a closing transaction at any particular time, which could lead to a loss by the Fund if it is unable to offset a certain position when it would be favorable to do so.

In executing any closing purchase transaction, the Fund will incur the expense of the premium (plus transaction costs) in order to effect the transaction.

The Fund may purchase put or call options to hedge against the economic impact of adverse changes in the market value of its securities due to changes in stock market prices or fluctuations in exchange rates, as a substitute for buying or selling securities, to enhance the Fund’s return or as a cash flow management technique.

The primary risk in purchasing (as opposed to writing) an option is the potential loss of investment (i.e., the premium for the option) in a relatively short period of time if the underlying securities increase, in the case of a put, or decrease, in the case of a call, in value. In such instances, the option would not be exercised by the Fund and would become worthless at its expiration date. If a secondary market for the option exists, the Fund may utilize closing sale transactions analogous to the closing purchase transactions described above with respect to the writing of options.

Investments in Foreign Securities

Investments in securities of foreign issuers may involve risks not typically associated with investments in securities of U.S. issuers. The value of any foreign securities held, and of any related income received, will be affected by fluctuations in currency rates, exchange control regulations and, as with domestic multinational corporations, fluctuating interest rates. Most foreign securities markets have substantially less trading volume and are generally not as highly regulated and supervised as U.S. securities markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies and are subject to different accounting, auditing, legal and financial reporting standards. In addition, there may be less publicly-available information about a foreign issuer than about a U.S. issuer. Political and economic conditions such as (but not limited to) seizure or nationalization of assets, establishment of exchange controls, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments could adversely affect the economy of a particular country and, thus, the Fund’s investments in that country. In the event of default on a foreign security, it may be more difficult for the Fund to obtain or enforce a judgment against the issuer of such obligation or it may not be able to enforce the obligation all. Additionally, certain amounts of the Fund’s income may be subject to withholding taxes in the country in which it invests. The Fund may not invest more than 5% of its net assets in securities of foreign issuers that are not publicly traded in the United States. Dividend income the Fund receives from foreign securities may not be eligible for the special tax treatment applicable to qualified dividend income.

High Yield, Lower Quality Securities

The Fund may invest up to 5% of its net assets in debt securities rated below investment grade by Moody’s or S&P, with no minimum rating required, and comparable unrated securities. Such securities are generally referred to as “high-yield” or “junk” bonds and involve a high degree of risk. An economic recession could disrupt the market for such securities and adversely affect their value and the ability of issuers to repay principal and pay interest thereon.

While the market values of high-yield securities may tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporation developments and changes in economic conditions and, thus, will fluctuate over time. In addition, high-yield securities generally present a higher degree of credit risk, which is the risk that the issuer may default on its obligation. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because high-yield securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may also incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for these securities may diminish the Fund’s ability to obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value as well as impair the Fund’s ability to dispose of such securities.

The ratings of Moody’s and S&P generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk of the securities. Although the Adviser uses these ratings as a criterion for the selection of securities for the Fund, the Adviser also relies on its independent analysis to evaluate potential investments for the Fund.

Restricted Securities

The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. To the extent that the Fund’s portfolio may include securities of limited marketability, the price obtainable for such securities could be affected adversely if the Fund were forced to sell under inexpedient circumstances, e.g., to satisfy sizable redemptions. Furthermore, where the Fund has a substantial position in securities with limited trading markets, the activities of the Fund itself, as well as those of other investors, could have an adverse effect upon the liquidity and marketability of such securities and the Fund might not be able to dispose of its holdings in a timely manner or at then current market prices. “Limited marketability” may exist if the Fund has a substantial position in securities that trade in a limited market, or if the securities are “restricted,” and are therefore not readily marketable without registration under the Securities Act of 1933, as amended. Investments in securities which are “restricted” may involve added expenses to the Fund should the Fund be required to bear registration costs with respect to such securities and could involve delays in disposing of such securities, which might have an adverse effect upon the price and timing of sales of such securities and the ability of the Fund to meet redemption requests. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value. The Fund will not invest more than 15% of the value of its net assets in illiquid securities, such as “restricted securities” and securities that are not readily marketable, or other illiquid assets.

Repurchase Agreements

The Fund may enter into repurchase agreements for cash management purposes and, in the Adviser’s discretion, as a temporary and/or defensive strategy. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the Fund, as the buyer, at a mutually agreed upon time and price. The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. The Fund’s custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the “SEC”) to be loans by the Fund. Repurchase agreements could involve risks in the event of a default by or the insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

The Fund will enter into repurchase agreements only with dealers, banks or recognized financial institutions which, in the opinion of the Adviser, are deemed creditworthy. The Adviser will monitor the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price. The Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and bears the risk of a decline in the value of the underlying security if the seller defaults under the repurchase obligation. In the event of default by the seller under the repurchase agreement, the Fund could experience losses and experience delays in connection with the disposition of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss. Repurchase agreements with maturities of more than seven (7) days will be treated as illiquid securities by the Fund.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements, which involve the sale of Fund securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowings. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as “leverage.” The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are advantageous only if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund’s assets.

Portfolio Turnover

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities, including options, that have maturities or expiration dates at the time of acquisition of one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Fund may engage in short-term trading to achieve its investment objective. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs. High portfolio turnover may result in the realization of substantial net capital gains. The Fund’s portfolio turnover rates will vary over time, and could exceed 100%, based on certain market conditions.

Reflow Liquidity Program

The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC ("ReFlow") provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow's discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow's purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund's objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Fund and may request that such redemption be met in-kind in accordance with redemption in-kind policies described in the Prospectus. Purchases and redemptions of Fund shares by ReFlow under the program are not considered excessive short-term trading under the Fund’s policies and procedures described in “Tools to Combat Frequent Transactions” in the Prospectus.

Investment Restrictions and Limitations

Unless otherwise indicated, the investment restrictions described below are fundamental investment policies that may be changed only when permitted by law, if applicable, and approved by the holders of a majority of the Fund’s outstanding voting securities, which, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), means the lesser of: (i) 67% of the voting securities represented at a meeting at which more than 50% of the outstanding voting securities are represented, or (ii) more than 50% of the outstanding voting securities of the Fund.

The percentage limitations contained in the investment restrictions described above and the description of the Fund’s investment policies are all applied solely at the time of any proposed transaction on the basis of values or amounts determined at that time. If a percentage restriction on investment or utilization of assets in a policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of security resulting from changing market values or a similar type of event will not be considered a violation of such policy or restriction.

1.

The Fund may not borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.

The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3.

The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.

The Fund may not issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

5.

The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6.

The Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7.

Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, the Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry.

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes. The Fund is authorized to borrow, and to pledge assets to secure such borrowings, up to the maximum extent permissible under the 1940 Act. To limit the risks attendant to borrowing, the 1940 Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings, including reverse repurchase agreements and other investments and trading practices that may be considered to be borrowing to the extent they are not fully collateralized. Asset coverage means the ratio that the value of the Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments, such as reverse repurchase agreements, dollar rolls and certain derivatives, may be considered to be borrowing and thus subject to limits imposed by the 1940 Act and related interpretations, as in effect from time to time.

With respect to the fundamental policy relating to underwriting set forth in (2) above, the 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the Fund’s underwriting commitments, when added to the value of the Fund’s investments in issuers where the Fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap.

With respect to the fundamental policy relating to lending set forth in (3) above, the 1940 Act does not prohibit the Fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements (an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates). The SEC frequently treats repurchase agreements as loans. While lending securities may be a source of income to the Fund, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the underlying securities should the borrower fail financially. However, loans would be made only when the Adviser believes the income justifies the attendant risks. The Fund also will be permitted by this policy to make loans of money, including to other funds. The Fund would have to obtain exemptive relief from the SEC to make loans to other funds. The policy in (3) above will be interpreted not to prevent the Fund from purchasing or investing in debt obligations and loans. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans.

With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as Fund obligations that have a priority over the Fund’s shares with respect to the payment of dividends or the distribution of Fund assets. The 1940 Act prohibits a fund from issuing senior securities except that the Fund may borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose. A fund also may borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. In addition, it is the current position of the SEC staff that purchasing securities on margin by a fund constitutes the issuance of a senior security by the Fund that is not permitted by the 1940 Act. Accordingly, the Fund does not currently intend to purchase securities on margin.

With respect to the fundamental policy relating to real estate set forth in (5) above, the 1940 Act does not prohibit a fund from owning real estate; however, a fund is limited in the amount of illiquid assets it may purchase. To the extent that investments in real estate are considered illiquid, the current SEC staff position generally limits a fund’s purchases of illiquid securities to 15% of net assets.

With respect to the fundamental policy relating to commodities set forth in (6) above, the 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, a fund is limited in the amount of illiquid assets it may purchase. To the extent that investments in commodities are considered illiquid, the current SEC staff position generally limits a fund’s purchases of illiquid securities to 15% of net assets.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future.

Management of the Fund

Trustees and Officers

The business and affairs of the Fund are managed under the direction of the Board in accordance with the laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Declaration of Trust. The Trustees are responsible for major decisions relating to the Fund’s objective, policies and techniques. The Trustees also supervise the operation of the Fund by its officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees.”

Name, Address(1), Age, Position with the Trust, Term of Position with Trust(2), Number of Portfolios in Fund Complex Overseen by Trustees*(3)	Principal Occupation During Past 5 Years		Other Directorships(4)
Janice M. Teague Retired CPA Birth Year 1954 Trustee: Since February 13, 2007 Chairman: Since January 1, 2021	■	Retired, June 2003 to present;	None
	■	Vice President, Secretary and Assistant Secretary, Berger Financial Group, LLC (investment management), October 1996 to May 2003;
	■	Vice President, Secretary and Assistant Secretary, Berger Funds (investment management), September 1996 to May 2003; and
	■	Vice President and Secretary, Berger Distributors LLC (broker/dealer), August 1998 to May 2003.
Thomas J. Abood Birth Year 1963 Trustee: Since November 1, 2018	■	Previously, Chief Executive Officer and Director, EVO Transportation & Energy Services, Inc., September 2019 to September 2022 (CEO) and 2016 to October 2022 (Director).	Former Director of EVO Transportation and Energy Services, Inc. (2016 to October 2022)
	■	Board Member, Perception Capital Corp II, Inc, March 2021 to present (member and Chair of Compensation Committee);
	■	Director, NELSON Worldwide LLC, May 2018 to present;	Board Member of Perception Capital Corp II, Inc., March 2021 to present (member and Chair of Compensation Committee)
	■	Board Member and Past Chair of Board, Citation Jet Pilots, Inc., October 2016 to present (Board member) and October 2019 to October 2020 (Chair);
	■	Board Member and Past Chair, MacPhail Center for Music Education, September 2011 to July 2021 (Board Member), July 2018 to July 2020 (Chair);
	■	Council Member and Chair, Archdiocese Finance Council of St. Paul and Minneapolis, July 2011 to July 2021 (member), July 2014 to July 2021 (Chair);

Name, Address(1), Age, Position with the Trust, Term of Position with Trust(2), Number of Portfolios in Fund Complex Overseen by Trustees*(3)	Principal Occupation During Past 5 Years		Other Directorships(4)
	■	Board Member and Chair, University of St. Thomas School of Law Board of Governors, October 2001 to October 2016 (Board Member) and 2014 to 2015 (Chair);
	■	Board Member and Past President, The Minikahda Club, November 2008; November 2011; November 2015 to November 2017 (Board Member) 2016 (President).
John A. DeTore, CFA Birth Year 1958 Trustee: Since December 31, 2009	■	Director, Strategic R&D, Arga Investment Management (investment management), 2021 to present;	None
	■	CIO, Capitalogix, LLC, 2018 to 2021;
	■	CEO/Founder, United Alpha, LLC (investment management firm), 2003 to 2017;
	■	CIO, GRT United Alpha, LLC (investment management), 2006 to 2017;
	■	CIO, Denver Alternatives, (an investment management division of Denver Investments) 2009 to 2011;
	■	Managing Director/Director of Strategic R&D Putnam Investments (investment management), 1999 to 2000;
	■	Managing Director/Director of Quantitative Analysis & Equity Product Development, Putnam Investments (investment management), 1994 to 1999.
Rick A. Pederson Birth Year 1952 Trustee: Since February 13, 2007	■	President, Foundation Properties, Inc. (real estate investment management company), 1994 to present;	Trustee of ALPS ETF Trust (20 funds); and Principal Real Estate Income Fund (1 fund).
	■	Partner, Bow River Capital Partners (private equity investment management firm), 2003 to present;
	■	Advisor, Pauls Corporation, 2008 to 2018;
	■	Board Member, Kivu Consulting Inc., 2019 to 2022;
	■	Board Member, Citywide Banks, 2014-2016; Advisory Board, 2017 to present;
	■	Director, National Western Stock Show (not-for-profit organization), 2010 to present;
	■	Board Member, IRI Consulting, 2017 to 2019;
	■	Board Member, History Colorado (not-for-profit organization), 2015 to 2020;
	■	Board Member, Strong-Bridge Consulting, 2015 to 2019;
	■	Board Member, Boettcher Foundation (not-for-profit organization), 2018 to present.
James A. Smith Birth Year 1952 Trustee: Since December 31, 2009	■	Vice Chair and Board Member, Western Rivers Conservancy (non-profit), 2014 to present;	None
	■	Private Equity Consultant, 2003 to 2016;
	■	Trustee, The Nature Conservancy (non-profit), July 2007-July 2016; Chairman, June 2014 to June 2016
Lloyd “Chip” Voneiff Birth Year 1954 Trustee: Since April 30, 2021	■	Retired, June 2012 – Present;	None
	■	Various Positions leading to Partner of PricewaterhouseCoopers (1976-2012).

*	As of the date of this SAI, the Trustees of the Trust oversee sixteen Segall Bryant & Hamill Funds.
[1]	Each trustee may be contacted by writing to the trustee, c/o Segall Bryant & Hamill Trust, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
[2]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns, or is removed, adjudged incompetent, or, having become incapacitated by illness or injury, is retired by the Board of Trustees in accordance with the Trust’s Amended and Restated Declaration of Trust; or (c) the Trust terminates.
3	The Fund Complex includes funds with a common investment adviser or sub-advisor which is an affiliated person. As of August 31, 2023, there were twenty-seven funds in the Fund Complex: the thirteen Segall Bryant & Hamill Funds offered to the public; Columbia Variable Portfolio-Partners Small Cap Value Fund, iMGP SBH Focused Small Value Fund, JNL Multi-Manager Small Cap Growth Fund, and Mainstay VP Small Cap Growth Portfolio which are also advised by Segall Bryant & Hamill, LLC; Barrett Growth Fund and Barrett Opportunity Fund, advised by Barrett Asset Management, LLC; Cabana Target Drawdown 5 ETF, Cabana

Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, Cabana Target Drawdown 16 ETF, Cabana Target Leading Sector Conservative ETF, Cabana Target Leading Sector Moderate ETF, and Cabana Target Leading Sector Aggressive ETF, advised by The Cabana Group, LLC.

[4]	Directorships of companies required to report to the SEC under the 1934 Act (i.e., “public companies”) or other investment companies registered under the 1940 Act.

TRUST OFFICERS(1)

Name, Address(2), Age, Position with Trust, Term of Position	Principal Occupation
Carolyn B. Goldhaber Birth Year 1978 President: Since February 15, 2023	■	President, Segall Bryant & Hamill, LLC, May 2022 to present.
	■	Chief Financial Officer, Segall Bryant & Hamill, LLC, June 2014 - May 2022.
Jasper R. Frontz, CPA, CFA Birth Year 1968 Treasurer: Since February 12, 1997 Chief Compliance Officer: Since September 29, 2004	■	Chief Compliance Officer/SBH Funds, Segall Bryant & Hamill, LLC, May 1, 2018 to present;
	■	Chief Compliance Officer and Chief Operations Officer, Denver Investments, March 31, 2014 to April 30, 2018; Partner;
	■	Denver Investments, January 1, 2014 to April 30, 2018; prior thereto, Vice President, May 2000 to December 2013, and Director of Mutual Fund Administration, June 1997 to May 2000, Denver Investments.
Maggie Bull Birth Year 1965 Secretary: November 16, 2021	■	Vice President, Senior Managing Counsel, Ultimus Fund Solutions, LLC, August 2022 to present;
	■	Vice President, Senior Legal Counsel, Ultimus Fund Solutions, LLC, January 2020 to August 2022;
	■	Senior Attorney, Ultimus Fund Solutions, LLC, June 2017 to January 2020;
	■	Chief Compliance Officer and Legal Counsel, Meeder Funds, Meeder Investment Management 2011 to 2016.
Jenny L Leamer Birth Year 1976 Assistant Treasurer: May 6, 2019	■	SVP, Fund Accounting of Ultimus Fund Solutions, LLC, 2020 to present;
	■	Mutual Fund Controller of Ultimus Fund Solutions, LLC, 2014 to present;
	■	Ultimus Managers Trust, Treasurer, October 2014 to present;
	■	Ultimus Managers Trust, Assistant Treasurer, April 2014 to October 2014;
	■	Ultimus Fund Solutions, LLC Business Analyst, 2007 to 2014.

(1)	Each officer is appointed to serve in such capacity until his or her successor is duly appointed and qualified.
(2)	Each Officer may be contacted by writing to the Officer, c/o Segall Bryant & Hamill Trust, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Additional Information About the Trustees’ Qualifications and Experience

The following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.

Thomas J. Abood

Mr. Abood has been an Independent Trustee of the Trust since November 29, 2018. He previously served as Chief Executive Officer and a Director of EVO Transportation & Energy Services, Inc., a public reporting trucking company that provides transportation services to the United States Postal Service and other freight customers. Mr. Abood also serves as a Director of NELSON Worldwide LLC, a privately held architectural, interior design, engineering and brand consulting services firm and is on the board of Perception Capital Corp II, Inc which is a Special Purpose Acquisition Company (SPAC) which focuses on B2B technology. Mr. Abood also is past Chair of the Reorganization Task Force of the Archdiocese of St. Paul and Minneapolis where he directly supervised and managed the bankruptcy reorganization of the archdiocese. Mr. Abood held various positions at Dougherty Financial Group (“DFG”), a financial services holding company, from 1994 to 2014, including Director, Executive Vice President, General Counsel and Secretary. He was responsible for leading DFG’s investment management platform consisting of several independent investment management business. He was selected to serve as a Trustee of the Trust based on his experience in the investment management and financial services industries.

John A. DeTore

Mr. DeTore was an Interested Trustee of the Trust from December 31, 2009 to January 10, 2014. Since January 10, 2014, Mr. DeTore has served as an Independent Trustee. Mr. DeTore has over 30 years of financial services experience. Currently, Mr. DeTore is the Director, Strategic R&D of Arga Investment Management. Previously, Mr. DeTore was the Chief Investment Officer of Capitalogix LLC, since 2018 and prior to that was the Chief Executive Officer and Founder of United Alpha LLC, CIO, GRT United Alpha, LLC, a Portfolio Manager with GRT Capital Partners LLC, an investment management firm, and an Adjunct faculty member of the Sloan School of Management, Massachusetts Institute of Technology. He has held positions at Putnam Investments for eight years and Wellington Management for seven years, primarily leading their respective quantitative research efforts. He was selected to serve as a Trustee of the Trust based on his business, academic, investment management, and financial services experience.

Rick A. Pederson

Mr. Pederson has been an Independent Trustee of the Trust since February 13, 2007. He currently serves as Chief Strategy Officer at Bow River Capital, an investment management firm that sponsors private equity, real estate, and software growth equity funds. Mr. Pederson was previously the President of Foundation Properties, Inc., a real estate investment manager, and founded Ross Consulting Group, advising public and private real property owners globally. He is a Trustee of the ALPS ETF Trust, the Principal Real Estate Income Fund, and the not-for-profit Boettcher Foundation. Mr. Pederson was selected to serve as a Trustee of the Trust based on his business, investment management and financial services experience. He was selected to serve as a Trustee of the Trust based on his business, investment management and financial services experience.

James A. Smith

Mr. Smith has been an Independent Trustee to the Trust since December 31, 2009. Mr. Smith has over 30 years of experience in business, primarily in the telecommunications industry with Qwest and its predecessor and affiliated organizations. Mr. Smith’s principal occupations included serving as a Private Equity Consultant and as a Trustee to The Nature Conservancy. He was selected to serve as a Trustee of the Trust based on his business experience.

Janice M. Teague

Ms. Teague, a Certified Public Accountant (retired), has been an Independent Trustee to the Trust since February 13, 2007. Currently retired, Ms. Teague has over 20 years of financial services experience. Ms. Teague’s business career was primarily working in the legal and fund administration services at both Berger Funds and Janus Funds, holding positions leading up to Vice President at Berger Financial Group LLC. She was selected to serve as a Trustee of the Trust based on her business, investment management, accounting, and financial industry experience.

Lloyd “Chip” Voneiff

Mr. Voneiff, a Certified Public Accountant (inactive), has been an Independent Trustee to the Trust since May 1, 2021. Currently retired, Mr. Voneiff has over 36 years of experience in the public accounting industry, including 26 years as an audit partner with PricewaterhouseCoopers (PwC). At PwC, Mr. Voneiff specialized in serving the asset management industry, including leading the U.S. Asset Management Practice and serving as a member of PwC’s Global Investment Management Leadership Team from 1999 through 2005. He was selected to serve as a Trustee of the Trust based on his business, investment management and accounting experience.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Trustees. The Trust has engaged Segall Bryant & Hamill, LLC to manage the Fund on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of six members, all of whom are Independent Trustees. The Board meets at five regularly scheduled meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established an Audit Committee, an Investment Review Committee and a Nominating and Governance Committee and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Janice M. Teague, an Independent Trustee, to serve in the role of Chairperson (“Chair”). The Chair’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chair may also perform such other functions as may be delegated by the Board from time to time. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Funds’ characteristics and circumstances. These include the Trust’s multiple series of Fund shares, each Fund’s single portfolio of assets, the Funds’ net assets and the services provided by the Funds’ service providers.

Risk oversight forms part of the Board’s general oversight of each Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Fund’s’ Chief Compliance Officer, the Fund’s’ legal counsel and the independent registered public accounting firm for the Fund regarding risks faced by the Fund. The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of each Fund’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of each Fund's compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board's periodic review of the Fund’s advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

Standing Board Committees

The Board has established three committees, the Audit Committee, Investment Review Committee, and Nominating and Governance Committee.

The Investment Review Committee is responsible for reviewing, in an oversight capacity, the investment activities of the Fund. The Investment Review Committee is comprised of Messrs. Abood (Chairman), DeTore, and Pederson. As a result of the consummation of the reorganization of the Predecessor Fund into the Fund (the “Reorganization”) occurring after the Fund’s fiscal year ended August 31, 2023, the Investment Review Committee did not meet with respect to the Fund during the fiscal year ended August 31, 2023.

The Audit Committee annually considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine. The Committee considers the engagement and compensation of the Independent Public Accounting Firm. The Committee ensures receipt from the Independent Public Accounting Firm of a formal written statement delineating relationships between the Independent Public Accounting Firm and the Trust, consistent with applicable auditing standards. The Committee also meets with the Independent Public Accounting Firm at least once each year outside the presence of management representatives to review the scope and results of the audit and typically meets quarterly or otherwise as requested by the Committee’s Chairperson or the Independent Public Accounting Firm. This Committee is also responsible for receiving reports of evidence of Material Violations, as defined under the committee guidelines, determining whether an investigation is necessary with respect to any such report and, if deemed necessary or appropriate, investigating and recommending an appropriate response thereto. The Audit Committee comprises Messrs. Smith and Voneiff (Chairperson), and Ms. Teague. All of the members of the Audit Committee are Independent Trustees. As a result of the consummation of the Reorganization occurring after the close of the Fund’s fiscal year ended August 31, 2023, the Audit Committee did not meet with respect to the Fund during the fiscal year ended August 31, 2023.

The Nominating and Governance Committee is responsible for the selection and nomination of candidates for appointment or election to serve as Trustees and in establishing, implementing and executing policies, procedures, and practices that assure orderly and effective governance of the Trust. The Nominating and Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board but has not adopted any specific policy in this regard. The Nominating and Governance Committee comprises Ms. Teague (Chairperson) and Messrs. Abood, DeTore, and Pederson, each of whom is an Independent Trustee. The Nominating and Governance Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of the Trust’s Secretary. As a result of the consummation of the Reorganization occurring after the close of the Fund’s fiscal year ended August 31, 2023, the Nominating and Governance Committee did not meet with respect to the Fund during the fiscal year ended August 31, 2023.

Independent Trustee Retirement Policy

A Trustee may serve as a Trustee of the Trust subject to the Trust’s mandatory retirement policy, which requires any Trustee to retire upon the end of the Calendar year in which they attain the age of 75. The Trustees review the Fund’s Retirement Policy from time to time and may make changes as deemed appropriate.

Trustee Ownership of Fund Shares

The following table shows the dollar range of shares beneficially owned by each Trustee in the Trust as of August 31, 2023:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds in the Trust Overseen by Trustee
Thomas J. Abood	None	$10,001 - $50,000
John A. DeTore	None	Over $100,000
Rick A. Pederson	None	Over $100,000
James A. Smith	None	$50,001 - $100,000
Janice Teague	None	Over $100,000
Lloyd “Chip” Voneiff	None	$10,001 - $50,000

As of December 1, 2023, the Trustees and officers of the Trust, as a group, owned none of the outstanding shares of the Barrett Opportunity Fund.

Also, as of December 1, 2023, none of the Independent Trustees owns shares or has an equity interest in the Adviser, Ultimus Fund Distributors, LLC, the Fund’s principal underwriter, or any affiliate thereof.

Each Independent Trustee receives an annual fee of $34,000 plus $4,000 for each in-person quarterly Board meeting attended, $2,000 for the annual in-person investment contract renewal Board meeting attended, $1,000 for each Nominating and Governance Committee meeting attended, $1,000 for each Audit Committee meeting attended and $1,000 for each Investment Review Committee meeting attended. Each Trustee is reimbursed for expenses incurred in attending meetings. The Chair of the Board is entitled to receive an additional $1,500 for each Board meeting attended and the Chair of the Nominating and Governance Committee, Investment Review Committee and Audit Committee are each entitled to receive an additional $1,000 for each Committee meeting attended. In the event a formal special meeting is necessary which is held by telephone, the meeting fee is $1,000 per Trustee. The Trustees have appointed a Chief Compliance Officer who is also the Treasurer of the Trust and an employee of the Adviser. The Trustees annually determine the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer. The following chart provides certain information about the Trustee and Chief Compliance Officer fees paid by the Trust for the fiscal year ended August 31, 2023:

Name of Person/Position	Aggregate Compensation from the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Aggregate Compensation from the Fund Complex(2)
Thomas J. Abood Trustee	$0	--	$66,000
John A. DeTore, Trustee	$0	--	$63,000
Rick A. Pederson, Trustee	$0	--	$62,000
James A. Smith, Trustee	$0	--	$60,000
Janice M. Teague, Chairperson/Trustee	$0	--	$71,000
Lloyd “Chip” Voneiff	$0		$64,000
Jasper R. Frontz, Chief Compliance Officer	$0	--	$144,000

(1)	As a result of the consummation of the Reorganization occurring after the close of the Fund’s fiscal year ended August 31, 2023, the Trustees received no compensation with respect to the Fund during the fiscal year ended August 31, 2023.

(2)	The Fund Complex includes funds with a common investment adviser or sub-advisor which is an affiliated person. As of August 31, 2023, there were twenty-seven funds in the Fund Complex: the thirteen Segall Bryant & Hamill Funds offered to the public, Columbia Variable Portfolio - Partners Small Cap Value Fund, iMGP SBH Focused Small Value Fund, JNL Multi-Manager Small Cap Growth Fund, and Mainstay VP Small Cap Growth Portfolio which are also advised by Segall Bryant & Hamill, LLC; Barrett Growth Fund and Barrett Opportunity Fund, advised by Barrett Asset Management, LLC; Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF Cabana Target Drawdown 10 ETF Cabana Target Drawdown 13 ETF Cabana Target Drawdown 16 ETF, Cabana Target Leading Sector Conservative ETF, Cabana Target Leading Sector Moderate ETF and Cabana Target Leading Sector Aggressive ETF, advised by The Cabana Group, LLC.

Each Trustee is entitled to participate in the Trust’s Deferred Compensation Plan (the “Plan”). Under the Plan, a Trustee may elect to have his deferred fees treated as if they had been invested by the Trust at a money market fund rate of return or at a rate based on the performance of the Trust shares and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees will not obligate the Trust to retain the services of any Trustee or obligate a portfolio to any level of compensation to the Trustee. The Trust may invest in underlying securities without shareholder approval. The balance in the Deferral Plan as of August 31, 2023 is $848,105.

The Adviser, of which Mr. Frontz, Treasurer and Chief Compliance Officer of the Trust and Ms. Goldhaber, President of both the Trust and the Adviser, receives compensation as the investment advisor and co-administrator.

Ultimus Fund Solutions, LLC, (“Ultimus”), of which Ms. Leamer and Ms. Bull are employees, receives compensation as co-administrator, bookkeeping and pricing agent, and shareholder telephone servicing agent to the Trust and its affiliate, UFD, serves as distributor to the Trust.

Except for Mr. Frontz, no employee of Ultimus, UFD or the Adviser receives any compensation from the Trust for acting as an officer or Trustee.

Shareholder and Trustee Liability

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Amended and Restated Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust, and that every note, bond, contract, order or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Amended and Restated Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Amended and Restated Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Amended and Restated Declaration of Trust further provides that all persons having any claim against the Trustees or the Trust shall look solely to the Trust property for payment; that no Trustee, officer or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the Trust property or the conduct of any business of the Trust; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties as Trustee. With the exception stated, the Amended and Restated Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expense reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been Trustee, and that the Trustees will indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification.

Control Persons and Principal Shareholders

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of the management of the Fund.

As used in this SAI, a “majority of the outstanding shares” of the Fund or a class of shares means, with respect to the approval of an investment advisory agreement, a distribution plan or as a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the particular Fund or class represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or class are present in person or by proxy, or (2) more than 50% of the outstanding shares of such Fund or class.

As of December 5, 2023, the following shareholders owned 5% or more of the outstanding shares of the Fund. In addition, any shareholder listed below owning 25% or more of the outstanding shares of the Fund may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

Barrett Opportunity Fund

Name and Address of Shareholder	% of Fund Held	No. of Shares	Type of Ownership
Rosalind A. Kochman 35 Prospect Park W Apt. 15B Brooklyn, NY 11215-7805	13.53%	222,802.5290	Record & Beneficial
First National Bank FBO Rosalind A. Kochman R/O IRA 35 Prospect Park W Apt. 15B Brooklyn, NY 11215-7805	5.46%	89,943.4320	Record & Beneficial
Stephen Kochman C/O M & R Kochman 35 Prospect Park W Brooklyn, NY 11215-2393	7.49%	123,389.3840	Record & Beneficial
Charles Schwab & Co Reinvest Account 211 Main St San Francisco, CA 94105-1901	21.30%	350,776.7680	Record Only

Investment Adviser

The Adviser serves as the investment adviser to the Fund pursuant to an Advisory Agreement. The Adviser is a Delaware limited liability company. The Adviser is wholly owned by CI Financial Corp. Through its Corient Holdings Inc entity.

In the Advisory Agreement, the Adviser has agreed to provide a continuous investment program for the Fund and to pay all expenses incurred by it in connection with its advisory activities, other than the cost of securities and other investments, including brokerage commissions and other transaction charges, if any, purchased or sold for the Fund.

The initial term of the Advisory Agreement is one year. A discussion regarding the basis for the Board’s approval of the Advisory Agreement will be included in the Fund’s annual report to shareholders for the first annual or semi-annual report following the Fund’s inception.

The management fee to be paid by the Fund is 0.65% annual rate, pursuant to the terms set forth in the advisory agreement discussed above. The Adviser has contractually agreed to waive a portion of its management fees and/or administration fees and/or reimburse additional other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses) so that the ratio of expenses to average net assets in the Financial Highlights will not exceed 0.99% until at least November 30, 2025 (as a % of average daily net assets) (“Total Annual Fund Operating Expense Limit”).

The Fund commenced operations on November 20, 2023, therefore no advisory fees were paid by the Fund to Segall Bryant & Hamill, LLC for the fiscal year ended August 31, 2023. The Predecessor Fund paid advisory fees to Barrett Asset Management, LLC, the Adviser to the Predecessor Fund, in the amount of $330,286 for the fiscal year ended August 31, 2023.

The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with its performance of services pursuant to the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its duties and obligations under the Advisory Agreement.

The Adviser, as co-administrator, also provides administrative services to the Fund pursuant to an Administration Agreement and has agreed to pay all expenses incurred by it in connection with its administrative activities.

Distributor, Administrators & Fund Accountant

Distributor

Ultimus Fund Distributors, LLC (“UFD”), (the “Distributor”) an affiliate of Ultimus Fund Solutions, LLC, with principal offices at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by UFD as agent of the Fund, and UFD has agreed to use its best efforts to solicit orders for the sale of Fund shares, although it is not obliged to sell any particular amount of shares. The Fund commenced operations on November 20, 2023, therefore no distribution or underwriting fees were paid by the Fund for the fiscal year ended August 31, 2023.

Administrators

Pursuant to an Administration Agreement, Ultimus Fund Solutions, LLC, and Segall Bryant & Hamill, LLC serve as co-administrators to the Fund (the “Administrators”). As Administrators, they have agreed to provide certain clerical, regulatory, reporting and monitoring services and generally assist in the Fund’s operations. The Annual Administration Fees payable to the Administrator are allocated to the Fund based upon the Fund’s relative proportion of the Trust’s net assets.

Ultimus Fund Solutions, LLC (“Ultimus”) has entered into a Master Services Agreement (the “Ultimus Administration Agreement”) to maintain the financial accounts and records of the Fund, to compute the net asset value and certain other financial information of the Fund and generally assist in each Fund’s operations. Ultimus receives a fee for such services based on the Trust’s assets.

Segall Bryant & Hamill, LLC, through assignment, is a party to an Administration Agreement (the “SBH Administration Agreement”) to assist in maintaining the Fund’s office; furnishing the Fund with clerical and certain other services required by the Fund; compile data for and prepare various notices; assist in preparation of annual and semi-annual shareholder reports to the SEC as well as; prepare other reports that may be required by applicable securities, investments, tax or other laws and regulations of the United Sates; prepare filings with state securities commissions; coordinate federal and state tax returns for the Fund; monitor each Fund’s expense accruals; monitor compliance with the Fund’s investment policies and limitations and generally assist in the Fund’s operations.

The fees to be paid by the Fund, pursuant to the SBH Administration Agreement discussed above are 0.01% in average daily net assets of the Trust.

The Fund commenced operations on November 20, 2023, therefore no administration fees were paid by the Fund for the fiscal year ended August 31, 2023.

Code of Ethics

The Trust, the Adviser and UFD have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts. The codes of ethics are on public file with, and available from, the SEC Internet site at www.sec.gov.

As indicated in the Prospectus, the Adviser permits investment and other personnel to purchase and sell securities for their own accounts, including securities that may be held by the Fund, in accordance with the Adviser’s policy regarding personal investing by members, officers and employees of the Adviser. The Adviser policy requires all members, officers and employees to pre-clear all transactions in securities not otherwise exempt under the policy. In addition to pre-clearance, the policy subjects members, officers and employees of the Adviser to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Adviser’s policy. The provisions of the policy are administered by and subject to exceptions authorized by the Adviser.

Proxy Voting Policies and Procedures

The Board has adopted the Adviser’s proxy voting policies and procedures, which sets forth the guidelines to be utilized by the Adviser in voting proxies for the Fund. To execute this responsibility, the Adviser relies heavily on its subscription to Institutional Shareholder Services (ISS). A summary of the Adviser’s proxy voting policy and procedures is attached hereto as Appendix B and is incorporated herein by reference. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge at www.barrettfunds.com/barrettopportunity and on the SEC Internet site at www.sec.gov.

Custodian and Transfer Agent

Brown Brothers Harriman (“BBH”) (the “Custodian”), with principal offices at 50 Post Office Square, Boston, MA 02110, serves as custodian of the assets of the Fund pursuant to a custody agreement (the “Custody Agreement”). Under the Custody Agreement, the Custodian has agreed to hold the Fund’s assets in safekeeping and collect and remit the income thereon, subject to the instructions of THE Fund. The Custodian may, at its own expense, open and maintain a custody account or accounts on behalf of any Fund with other banks or trust companies, provided that the Custodian shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation. Under the Custody Agreement, the Custodian receives from the Trust a fee based primarily on the assets and transactions of the Fund subject to an overall minimum.

Ultimus Fund Solutions, LLC, pursuant to a Master Services Agreement, serves as Transfer Agent for the Fund. As Transfer Agent, Ultimus has, among other things, agreed to: (a) issue and redeem shares of the Fund; (b) make dividend and other distributions to shareholders of the Fund; (c) effect transfers of shares; (d) mail communications to shareholders of the Fund, including account statements, confirmations, and dividend and distribution notices; (e) facilitates the electronic delivery of shareholder statements and reports; and (f) maintain shareholder accounts. Under the Master Services Agreement, Ultimus receives from the Trust an annual minimum fee per Fund, a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses.

Portfolio Manager Disclosure

Portfolio Managers

The following table shows information regarding other accounts managed by each portfolio manager of the Fund, as of August 31, 2023. The portfolio managers manage no accounts with respect to which the advisory fee is based on the performance of the account.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
E. Wells Beck
Other Registered Investment Companies	1	$25,587,073	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	243	$844,259,432	0	$0
John G. Youngman
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	160	$341,470,283	0	$0
Amy Kong
Other Registered Investment Companies	1	$25,587,073	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	150	$276,685,045	0	$0

Portfolio Manager Compensation

CI Financial compensates Mr. Beck, Mr. Youngman and Ms. Kong as employees of the firm. A bonus is determined at year-end by CI Financial, which takes into consideration first and foremost the overall performance of the firm and then the individual contribution of each portfolio manager. In determining a portfolio manager’s bonus, CI Financial considers the following criteria with respect to the portfolio manager: assets under management, growth in assets, investment performance (including mutual fund results), research effort and general contribution to the firm.

Material Conflicts of Interest

SBH has adopted policies and procedures in which conflicts of interest are identified and managed according to the firm's operating agreement and compliance manual. The issues monitored by the firm's compliance process cover a wide range of legal and regulatory elements. Some examples of the more frequent monitoring areas include quarterly employee personal trading, quarterly billing reviews, semi-annual proxy voting, quarterly best-execution, daily cross-trade monitoring, monthly email reviews, quarterly political contributions, quarterly employee holdings, and as required marketing and advertising review. SBH has limited exposure to possible conflicts of interest with clients. The firm has, however, identified certain potential conflicts of interest, including (1) conflicts related to managing multiple client accounts side by side in the same or similar investment styles, such as the allocation of limited investment opportunities, the order of executing transactions when the aggregation of the order is not possible, and differences in client fees/structure, (2) investment teams obtaining investment research through client commissions (research arrangements), (3) adviser personnel and their personal investing activities, (4) proxy voting of portfolio securities on behalf of clients, and (5) structure of investment team compensation. SBH has adopted policies and procedures that the firm believes address these potential conflicts of interest as well as monitoring systems and procedures to provide ongoing oversight. While there is no guarantee that such policies and procedures will be effective in all cases, SBH believes that its policies and procedures and associated controls relating to potential material conflicts of interest involving the fund and its other managed funds and accounts have been reasonably designed. The Adviser is a wholly owned subsidiary of CI Financial Corp. The Adviser operates autonomously from CI Financial in terms of its investment research and portfolio management services provided to its clients.

Portfolio Manager Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned of the Fund by each portfolio manager of the Fund, as of December 1, 2023.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
E. Wells Beck	None
John G. Youngman	None
Amy Kong	None

Portfolio Transactions

The Fund’s general policy in selecting brokers and dealers is to obtain the best results taking into account factors such as the general execution and operational facilities of the broker or dealer, the type and size of the transaction involved, the creditworthiness of the broker or dealer, the stability of the broker or dealer, execution and settlement capabilities, time required to negotiate and execute the trade, research services and the Adviser’s arrangements related thereto (as described below), overall performance, the dealer’s risk in positioning the securities involved and the broker’s commissions and dealer’s spread or mark-up. While the Adviser generally seeks the best price in placing its orders, the Fund may not necessarily be paying the lowest price available.

Notwithstanding the preceding paragraph, in compliance with Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may select brokers who charge a commission in excess of that charged by other brokers, if the Adviser determines in good faith that the commission to be charged is reasonable in relation to the brokerage and research services provided to the Adviser by such brokers. Research services generally consist of research or oral advice from brokers and dealers regarding particular companies, industries or general economic conditions. The Adviser may also have arrangements with brokers pursuant to which such brokers provide research services to the Adviser in exchange for a certain volume of brokerage transactions to be executed by such broker. While the payment of higher commissions increases the Fund’s costs, the Adviser does not believe that the research significantly reduces its expenses as the Fund’s investment adviser.

Research services furnished to the Adviser by brokers who effect securities transactions for the Fund may be used by the Adviser in providing investment advice to the other investment companies and accounts which it advises. Similarly, research services furnished to the Adviser by brokers who effect securities transactions for other investment companies and accounts which the Adviser advises may be used by the Adviser in servicing the Fund. Not all of these research services are used by the Adviser in managing any particular account, including the Fund.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

The Fund commenced operations on November 20, 2023, and therefore brokerage commissions will be available after the Fund completes its first fiscal year. The Predecessor Fund paid aggregate brokerage commissions in the amounts of $12,366, $8,001 and $3,234 for the fiscal years ended August 31, 2023, August 31, 2022 and August 31, 2021. The Predecessor Fund did not pay commissions for research services for the fiscal year ended August 31, 2023.

Disclosure of Portfolio Holdings

It is the Adviser’s policy to publicly disclose portfolio holding information of all holdings on a monthly basis on the Fund’s website at www.barrettfunds.com/barrettopportunity so that all investors and prospective investors have equal access to current information at the same time. Generally, the information will be posted on the Fund’s website on or around the 15th of each month and the Fund is allowed to disclose their top 10 portfolio holdings as frequently as monthly and from time to time before the complete holdings are disclosed, provided that such information is first made publicly available via the Fund’s website. Portfolio holdings information is disclosed to the Fund’s service providers or its agents in order to carryout the Fund’s operations. Each of the Fund’s service providers or its agents is required to keep such information confidential by agreement or by general professional fiduciary duty. The identity of such entities is provided below:

Recipient Name	Frequency of Holdings Disclosure	Lag of Information Provided	Date of Information	Date Provided to Recipients
CapitalIQ (Market Data provider utilized by Adviser)	Daily	None	Daily	Daily
Bloomberg (Market Data provider utilized by Adviser)	Monthly	15 days	Month-end	Approximately the 15th day of each month
Segall Bryant & Hamill, LLC (Investment Adviser and Co-Administrator)	Daily	None	Daily	Daily
Factset Research Systems, Inc. (Market Data provider utilized by Adviser)	Monthly	15 days	Month-end	Approximately the 15th day of each month
Thomson Reuters (Market Data provider utilized by Adviser)	Monthly	15 days	Month-end	Approximately the 15th day of each month
ISS, Inc. (Proxy Voting provider utilized by Adviser and Funds)	Daily	None	Daily	Daily
Financial Tracking Technologies LLC (Compliance Monitoring System utilized by Adviser)	Daily	None	Daily	Daily
ACA Group (Compliance Monitoring System utilized by Adviser)	Daily	None	Daily	Daily
SS&C Advent (Accounting and Trade Order Management System and Compliance Monitoring System provider utilized by Adviser)	Daily	None	Daily	Daily
Ultimus Fund Solutions, LLC (Co-Administrator, Bookkeeping and Pricing Agent)	Daily	None	Daily	Daily
ICE Data Services (Pricing provider utilized by Administrator)	Daily	None	Daily	Daily
Brown Brothers Harriman (Custodian)	Daily	None	Daily	Daily
STP Investment Services (Asset Reconciliation provider utilized by Administrator)	Daily	None	Daily	Daily
Lipper, Inc.	Monthly	15 days	Month-end	Approximately the 15th day of each month
FIS InvestOne (Mutual Fund Accounting software utilized by Ultimus)	As needed	None	Daily	As needed
Cohen & Company, Ltd. (Independent Registered Public Accounting Firm)	As needed	None	As needed	As needed
Davis Graham & Stubbs LLP (Counsel to the Fund and Independent Trustees)	As needed	None	As needed	As needed

In addition to the categories of persons and names of persons described above who may receive nonpublic information, brokers executing portfolio trades on behalf of the Fund may receive nonpublic holdings information in connection with such trades.

Neither the Fund nor its Adviser shall receive any compensation or other consideration in connection with the disclosure of information about portfolio securities. Only the Fund’s President and Treasurer may authorize the disclosure of information about portfolio securities that deviates from the policy described above which will be disclosed to the Board at its next regularly scheduled meeting. The Adviser has concluded that this policy does not present conflicts between the best interests of Fund shareholders and the Adviser. This policy is subject to annual review by the Board of Trustees.

Determination of Net Asset Value

The net asset value per share of the Fund is calculated as set forth in the Prospectus.

Additional Purchase and Redemption Information

Shares in the Fund are sold on a continuous basis by UFD.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange (“NYSE”) is stopped at a time other than 4:00 p.m. Eastern Time. The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were initially processed at a net asset value that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing net asset value. In addition, the Fund may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

The Fund may redeem shares involuntarily: (i) to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder; (ii) to collect any charge relating to a transaction effected for the benefit of a shareholder; (iii) in connection with the closing of an account, if the shareholder is deemed to engage in activities relating to the Fund that are illegal or otherwise believed to be detrimental to the Fund, as provided in the Prospectus; and (iv) in connection with a low balance account, as provided in the Prospectus. In addition, the Trust reserves the express right to redeem shares of the Fund involuntarily at any time if the Board determines, in its sole discretion, that failure to do so may have adverse consequences to the holders of shares in the Fund.

The Trust has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each portfolio of the Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of such portfolio’s net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in proceeds other than cash. Shareholders who receive a redemption in kind may incur additional costs when they convert the securities received to cash and may receive less than the redemption value of their shares, particularly where the securities are sold prior to maturity.

On a business day when the NYSE closes early due to a partial holiday or otherwise, the Trust will advance the time at which purchase and redemption orders must be received in order to be processed on that business day and receive that day’s price. The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as determined by the rules and regulation of the SEC exists making disposal of the Fund’s investments or determination of its net asset value not reasonably practicable; (b) the NYSE is closed (other than customary weekend and holiday closings); or (c) the SEC by order has permitted such suspension.

The Trust has authorized one or more brokers to receive, on behalf of the Trust, purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized financial intermediary or, if applicable, a financial intermediary’s authorized designee, received the order. Customers’ orders will be priced at the Fund’s net asset value computed after they are received by an authorized financial intermediary or the financial intermediary’s authorized designee.

Shares purchased by financial intermediaries on behalf of their customers will normally be held of record by the financial intermediaries and beneficial ownership of shares will be recorded by the financial intermediaries and reflected in the account statements provided to its customers. Depending on the terms of the arrangement between a particular financial intermediary and the Trust’s transfer agent, confirmations of share purchases and redemptions and pertinent account statements will either be sent by the Trust’s transfer agent directly to a customer with a copy to the financial intermediaries, or will be furnished directly to the customer by the financial intermediaries. Other procedures for the purchase of shares established by financial intermediaries in connection with the requirements of their customer accounts may apply. Customers wishing to purchase shares through their financial intermediaries should contact such entities directly for appropriate purchase instructions.

Retirement and Education Plans

Individual Retirement Accounts.

An Individual Retirement Account (“Traditional IRA”) may invest in the Trust.

Traditional IRAs are available to individuals who have earned income (including earned income from self-employment) and their non-working spouses (for married couples filing jointly), who wish to use shares of the Fund as a funding medium to save for retirement. For 2020 and later, there is no longer a rule that prevents an individual who has attained, or will attain, age 70½ before the end of the taxable year from contributing to the Traditional IRA. Traditional IRA contributions may be either deductible or nondeductible, depending on whether the individual and/or the individual’s spouse, if any, is a participant in a qualified plan and an individual’s and/or individual’s spouse’s income. Earnings on amounts contributed to a Traditional IRA are not subject to federal income tax until distribution (with certain exceptions). Distributions are included in gross income, except to the extent of any nondeductible contributions. Distribution of an individual’s Traditional IRA assets before the individual attains age 59½ will (with certain exceptions) result in an additional 10% tax on the amount of the distribution that is included in the individual’s gross income.

A Roth Individual Retirement Account (“Roth IRA”) may also invest in the Trust. Roth IRAs are available to individuals who have earned income, who wish to use shares of the Fund as a funding medium to save for retirement. A single individual with modified adjusted gross income (“MAGI”) of up to $153,000 in 2023 may contribute to a Roth IRA (for married couples filing jointly, the MAGI limit is $228,000 in 2023). An individual with MAGI of up to $10,000 in 2023 who is married, lives with his or her spouse at any time during the year and files his or her income taxes separately from his or her spouse may contribute to a Roth IRA. Contributions may be made after the Roth IRA owner has attained age 70½, as long as the account owner or his or her spouse has earned income in the applicable range. Contributions to a Roth IRA are not deductible. “Qualified distributions” from a Roth IRA are not included in the taxpayer’s gross income and are not subject to the additional 10% early distribution tax. To be a qualified distribution, the distribution may not be made before the end of the five- year period beginning with the first tax year for which the individual made a contribution to any Roth IRA, and the distribution must be made either on or after the individual’s attainment of age 59 ½, or due to the individual’s disability, death or qualified first-time homebuyer expenses. A non-qualified distribution will be subject to federal income tax to the extent that the distribution and all prior distributions from the individual’s Roth IRAs, less any amounts previously included in income, exceeds his or her contributions to Roth IRAs. A non-qualified distribution will result in an additional 10% tax (with certain exceptions) on the amount of the distribution that is included in the individual’s gross income. An individual may roll over, transfer or convert all or any portion of an existing Traditional IRA or Simplified Employee Pension (“SEP”) plan IRA (see below) into a Roth IRA. The opportunity to convert to a Roth IRA is available to all individuals regardless of income. The balance in the individual’s Traditional IRA at the time of conversion will be treated as a distribution for income tax purposes and is includible in the individual’s gross income (except to the extent that it is a return of nondeductible Traditional IRA contributions). The 10% additional tax will not apply. Except for amounts converted to a Roth IRA and rollovers, the total annual contributions to an individual’s Traditional and Roth IRAs may not exceed the lesser of (i) $6,500 ($7,500 for an individual aged 50 or older) in 2023 or (ii)100% of his or her taxable compensation for the year (reduced by the contributions for the taxable year to all other individual retirement plans maintained for the individual’s benefit). If the individual is married and files a joint return, the contributions of an individual and the spouse may not exceed their joint taxable income or the annual contribution limits times two. Factors discussed above may further reduce an individual’s contribution limit.

The Trust also permits any employer (including self-employed individuals) to make contributions to employee Traditional IRAs that are invested in the Trust, if the employer sponsors a SEP plan or a Salary Reduction Simplified Employee Pension (“SARSEP”) plan, a type of a SEP that must have been established prior to January 1, 1997 and permits employee pre-tax contributions (subject to certain requirements). SEPs and SARSEPs permit discretionary employer contributions to employee Traditional IRAs (employees who have not met certain eligibility criteria may be excluded). Employer contributions must bear a uniform relationship to each employee’s compensation (subject to certain limits). SEP and SARSEP contributions may be made even after an individual has attained age 70½, provided that the individual is an employee. SEP and SARSEP contributions (subject to certain limits) are deductible to the employer in the year when they are made, but are not taxable to the employee until distribution. Distributions for SEPs and SARSEPs are subject to the distribution rules that apply to Traditional IRAs.

Education Savings Accounts.

A Coverdell Education Savings Account (“Coverdell ESA”) may invest in the Trust. Coverdell ESAs are available to individuals who wish to use shares of the Fund as a funding medium to save for a child’s education. A single individual with MAGI of up to $110,000 may contribute to a Coverdell ESA for the benefit of a child who has not attained the age of 18 (for married couples filing jointly, the MAGI limit is $220,000). Contributions to all Coverdell ESAs for the benefit of a single child in any year are limited to $2,000. Contribution amounts are phased out ratably for individual filers with MAGI between $95,000 and $110,000 and joint filers with income between $190,000 and $220,000 Contributions to a Coverdell ESA are not deductible. Distributions from a Coverdell ESA for “qualified education expenses” are not subject to federal income tax. Qualified education expenses include “qualified higher education expenses” and “qualified elementary and secondary education expenses.” Qualified higher education expenses include post-secondary education expenses such as tuition, room and board. Qualified elementary and secondary education expenses include kindergarten through twelfth grade education expenses such as tuition, fees, tutoring, books, supplies, room and board. The earnings portion of distributions that are not used for qualified education expenses is included in the distributee’s gross income (with certain exceptions). A distribution that is not used for qualified education expenses will also result in an additional 10% tax (with certain exceptions) on the amount that is included in the distributee’s gross income. Any balance remaining in a Coverdell ESA for the benefit of a child who attains age 30 must be distributed to the child (with certain exceptions), subject to the tax consequences discussed above.

The foregoing brief descriptions are not complete or definitive explanations of the Traditional or Roth IRA, SEP, SARSEP or Coverdell ESA vehicles that may invest in the Fund. Any person who wishes to establish an IRA, SEP or Coverdell ESA may do so by contacting an Investor Service Representative at 800-392-2673. The complete documents and applications will be provided to existing or prospective shareholders upon request, without obligation. The Trust recommends that investors consult their attorneys or tax advisors to determine if the retirement and education programs described herein are appropriate for their needs.

Description of Shares

Under the Trust’s Declaration of Trust, the beneficial interests in the Trust may be divided into an unlimited number of full and fractional transferable shares. The Amended and Restated Declaration of Trust authorizes the Board to classify or reclassify any unissued shares of the Trust into one or more additional classes by setting or changing in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to such authority, the Board has authorized the issuance of twenty-six outstanding classes of shares, consisting of thirteen retail share classes and fifteen institutional share classes, with a retail and institutional share class for the Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill International Equity Fund, Segall Bryant & Hamill Global All Cap Fund, Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Municipal Opportunities Fund, and Segall Bryant & Hamill Colorado Tax Free Fund, Barrett Growth Fund (Institutional only), and Barrett Opportunity Fund (Institutional only). In addition, the Board has authorized the issuance of shares for the Segall Bryant & Hamill Select Equity ETF. The Trustees may similarly classify or reclassify any particular class of shares into one or more series.

Each share of the Trust has no par value, represents an equal proportionate interest in a Fund, and is entitled to such dividends and distributions of the income earned on the Fund’s assets as are declared at the discretion of the Trustees. Shares of the Funds have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus of a particular Fund, a Fund’s shares will be fully paid and nonassessable by the Trust. In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative net asset values of the Trust’s respective investment portfolios, of any general assets not belonging to any particular portfolio which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the Fund on liquidation, based on the number of shares of the Fund they hold.

Shareholders of the Funds will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. In accordance with Rule 18f-3 of the 1940 Act, each class of shares shall have (i) exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement, and (ii) separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of the other class. Rule 18f-2 under the 1940 Act (“Rule”) provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of the Independent Registered Public Accounting Firm, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to particular Funds.

There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Shares of the Trust have noncumulative voting rights and, accordingly, the holders of more than 50% of the Trust’s outstanding shares (irrespective of class) may elect all of the Trustees. The Amended and Restated Declaration of Trust provides that meetings of the shareholders of the Trust shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote. Furthermore, under the 1940 Act, the Board is required to call a meeting of shareholders for the purpose of voting upon the removal of any Trustee or Trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares. If a shareholders’ meeting is held, you will be entitled to one vote for each full share you hold and proportionate fractional votes for fractional shares you hold.

Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for this purpose and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the trust or inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request.

If the Trustees elect to follow the second course above, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the Commission may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees.

The Amended and Restated Declaration of Trust authorizes the Board, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price that is equal to their net asset value and that may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the assets belonging to a class of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (c) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. The Board may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.

The Trustees’ decision to liquidate a portfolio may result from various factors that lead the Trustees to believe that such action would be advisable. For example, there may be poor market conditions, the Fund may be unable to attract or retain sufficient investments or unforeseen expenses may hinder the Fund’s ability to provide competitive returns. Liquidation of a portfolio could have negative tax consequences for a shareholder.

Federal Income Taxes

This section provides additional information concerning U.S. federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the “Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, including changes with retroactive effect. The following does not address any state, local or foreign or estate or gift tax matters.

Except where otherwise indicated, the following discussion of federal income tax law applies only to shareholders who are U.S. persons. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations (i.e., entities classified as corporations for U.S. tax purposes that are organized under the laws of the United States or any state), (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. person have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person. This discussion also does not, except where specifically noted, address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plans or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, (viii) shareholders who are subject to the U.S. federal alternative minimum tax or the U.S. federal corporate alternative minimum tax, and (ix) insurance companies.

If a pass-through entity (including for this purpose any entity classified as a partnership or an S corporation for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of an owner of the pass-through entity will generally depend upon the status of the owners and the activities of the pass-through entity. Pass-through entities that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

Distributions by the Fund also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the federal income tax treatment. Distributions from the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may also be exempt from state and local income taxes in certain states.

Taxation of the Fund

The Fund intends to qualify as a regulated investment company under Subchapter M of the Code, and to timely distribute out all, or substantially all, of its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. The Fund also intends to be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to the Fund even though the Fund is a series of the Trust. Furthermore, the Fund will separately determine its income, gain, losses and expenses for federal income tax purposes.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships, and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto. For purposes of meeting the diversification requirement described in (ii) above, in the case of the Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower. The requirements for qualification as a regulated investment company may significantly limit the extent to which the Fund may invest in some investments.

With respect to (i) above, the Internal Revenue Service (the “IRS”) may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities (or options and futures with respect thereto). For purposes of the 90% gross income requirement described in (i) above, income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as an entity taxed as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income. In addition, although in general the passive activity loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If the Fund were disqualified as a regulated investment company: (i) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (ii) shareholders would be taxed as if all dividends they received were ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. To qualify again to be taxed as a regulated investment company that is accorded special treatment in a subsequent year, the Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions. In addition, if the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of five years, in order to qualify as a regulated investment company in a subsequent year.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its net capital gains (that is any net long-term capital gains in excess of the net short-term capital losses) properly reported by the Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income, if any, that the Fund distributes to shareholders on a timely basis. The Fund generally intends to distribute substantially all of its investment company taxable income and net capital gains, after offsetting any capital loss carryforwards, as its capital gain dividends in a taxable year. If the Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. However, the Fund may elect to have certain distributions paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-back dividends”). Spill-back dividends are taxed to shareholders in the year in which they are received.

If the Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of the Fund’s net short-term capital loss over the net long-term capital gain for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year. In addition, the excess (if any) of the Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year. Unused capital losses realized in taxable years may be carried forward indefinitely until they are used to offset capital gains.

If future capital gains are offset by carried-forward capital losses, such future capital gains will not be subject to Fund-level federal income tax, regardless of whether they are distributed to shareholders. However, distributions of capital gains offset by carried-forward capital losses are generally treated as return-of-capital distributions to shareholders. The Fund cannot carry back or carry forward any net operating losses.

The Fund may be limited under Code Section 382 in its ability offset its taxable income by capital loss carryforwards and net unrealized built-in losses after an “ownership change” of the Fund. The term “net unrealized built-in losses” refers to the excess, if any, of the Fund’s aggregate adjusted basis in its assets immediately before an ownership change, over the fair market value of such assets at such time, subject to a de minimis rule. The Fund would experience an ownership change under Code Section 382 if and when 5-percent shareholders of the Fund increase their ownership by more than 50 percentage points in the aggregate over their respective lowest percentage ownership of Fund shares in a 3-year period. Under Code Section 382, if the Fund experiences an ownership change, the Fund may use its pre-change tax capital loss carryforwards and net unrealized built-in losses in a year after the ownership change generally only up to the product of the fair market value of the Fund’s equity immediately before the ownership change and a certain interest rate published monthly by Treasury known as the applicable long-term tax-exempt rate. The foregoing limitation on the use of pre-ownership change net unrealized built-in losses only applies for a period of five years after the ownership change, while the foregoing limitation on the use of pre-ownership change capital loss carryforwards lasts indefinitely.

The Fund may elect to treat any post-October capital loss (defined as the Fund’s net capital loss, net long-term capital loss, or net short-term capital loss, as applicable, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31, as if incurred in the succeeding taxable year.

If the Fund fails to distribute in a calendar year an amount at least equal to 98% of its ordinary taxable income and at least 98.2% of their capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year including any retained amount for the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of the property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax, although there can be no assurance that the Fund will be able to do so. The Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, if the amount of excise tax to be paid is deemed de minimis).

Equalization Accounting

The Fund may use “equalization accounting” to determine the portion of its income and gains that has been distributed with respect to each taxable year. Under equalization accounting, the Fund would allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares. This method would allow the Fund to reduce the amount of such income and gains that it distributes to non-redeeming shareholders but would not reduce the total return on a shareholder’s investment. If the IRS determines that the Fund’s equalization method is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. Equalization accounting is not available for the Fund that is a personal holding company for federal income tax purposes.

Personal Holding Company

If the Fund is a “personal holding company” and fails to distribute (or to be treated as distributing) all of its investment company taxable income, the Fund may also be subject to a 20% nondeductible tax on its “undistributed personal holding company income.” The Fund would generally be a personal holding company for a taxable year if five or fewer individuals own more than 50% of its outstanding shares at any time in the last half of the taxable year. The term “individual” for this purpose includes private foundations and certain trusts. The Fund does not expect to be subject to the tax on undistributed personal holding company income, although there can be no assurance that this will never occur.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of the Fund’s current or accumulated “earnings and profits.” Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned shares of the Fund. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

The Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual, will be taxed at a maximum federal income tax rate applicable to long-term capital gain, which (for this purpose) is 20% (in addition to the surtax on net investment income described below). Dividend income distributed to individual shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Fund (with respect to the dividend paying corporation’s stock) and its shareholders (with respect to the Fund’s shares). If dividends received by the Fund during any taxable year constitute 95% or more of its gross income (excluding net capital gain), then all of the Fund dividends (other than those properly designated as capital gain dividends) may be treated as qualified dividend income.

Distributions of earnings and gains are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder invested in the Fund (and thus were included in the price the shareholder paid) and whether shareholders receive them in cash or reinvest them in additional shares. Each shareholder who receives dividends or distributions in the form of additional shares will generally be treated for U.S. Federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholder would have received if he or she had instead elected to receive cash distributions. A shareholder’s tax basis in the shares so received will be equal to such amount.

Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The maximum long-term capital gain rate applicable to individuals generally is 20%. Capital gains are also subject to the surtax on net investment income. See “Surtax on Net Investment Income” below.

Dividends received by corporate shareholders that are reported by the Fund in a written statement furnished to shareholders may qualify for the 50% dividends received deduction to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and to the extent (if any) that a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund is treated as dividends. In order to receive this deduction, certain holding period requirements apply. Among such requirements, pursuant to Code Sections 246 and 854, the Fund’s corporate shareholders must hold their Fund shares at least 46 days for the 91-day period beginning on the date 45 days before the date on which the Fund’s shares becomes ex-dividend. Additionally, the Fund must meet the same holding period requirements but with respect to shares of the domestic corporation issuing dividends. Other restrictions on the dividends received deduction may apply.

If the Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in the shareholder’s shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Section 163(j) of the Code generally limits the deductibility of business interest to the sum of the taxpayer’s business interest income and 30% of its adjusted taxable income. Certain small businesses are exempt from such limitations. Under Treasury Regulations, if the Fund, as a regulated investment company, earns business interest income, the Fund would be permitted to pay section 163(j) interest dividends to its shareholders. A shareholder that receives a section 163(j) interest dividend generally may treat the dividend as interest income for purposes of Code Section 163(j) if certain holding period requirements are met. Generally, the shareholder must have held the fund shares for more than 180 days during the 361-day window beginning 180 days before the ex-dividend date, and the shareholder must not be obligated (under a short sale or otherwise) to make related payments with respect to substantially similar or related property.

Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a taxable gain or loss equal to the difference between the amount received for shares and the shareholder’s adjusted tax basis in the shares. In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, such gain or loss will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. The deductibility of capital losses is subject to limitations.

Special Tax Considerations

The following discussion relates to the U.S. federal income tax consequences of the particular investment policies of the Fund.

The Fund may acquire debt obligations that have original issue discount. “Original issue discount” is the excess of a debt obligation’s stated redemption price at maturity over the obligation’s issue price. Under long-standing tax rules, a taxpayer that acquires an obligation with original issue discount generally is required to include the original issue discount in income on a constant yield-to-maturity basis without regard to when, or whether, payments are made on the obligation. Obligations owned by the Fund that have original issue discount may include investment in payment-in-kind securities, and certain other obligations. Obligations with original issue discount owned by the Fund will give rise to income that the Fund will be required to distribute even though the Fund does not receive an interest payment in cash on the obligation during the year and may never receive such payment. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The Fund may realize gains or losses from such sales. If the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Some debt obligations that are acquired by the Fund in the secondary market may be treated as having market discount. “Market discount” is generally the excess of the stated redemption price of the bond at maturity over the basis of the bond immediately after its acquisition by the taxpayer. Generally, any gain recognized on the receipt of principal payments or on the disposition of a debt security having market discount has been treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income for U.S. federal income tax purposes.

Passive Foreign Investment Companies

The Fund may own shares in certain foreign investment entities, referred to as “passive foreign investment companies” (“PFICs”). In order to avoid U.S. federal income tax and an additional charge on a portion of any “excess distribution” from PFICs or gain from the disposition of PFIC shares, the Fund may elect to “mark-to-market” annually its investments in such entities, which would result in the Fund being treated as if it had sold and repurchased all the PFIC stock at the end of each year. As a result of making the mark-to-market election, the Fund would report any such gains as ordinary income and would deduct such losses as ordinary losses to the extent of previously recognized gains. By making the mark-to-market election, the Fund could potentially mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year it may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. As a regulated investment company, the Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the excise tax described above.

Alternatively, the Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC. As with the mark-to-market election, these amounts would be taken into account by the Fund for purposes of satisfying the distribution requirement and the excise tax distribution requirement. Amounts included in income under a QEF election would be qualifying dividend income for a regulated investment company if either (i) the earnings attributable to the inclusions are distributed in the taxable year of the inclusion, or (ii) such earnings are derived with respect to the regulated investment company’s business of investing in stock, securities or currencies. In order to make a QEF election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Income from investments in PFICs generally will not qualify for treatment as qualified dividend income. Dividends paid by PFICs or by foreign corporations that were PFICs in the year preceding the payment of the dividends are ineligible to be treated as qualified dividend income.

If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election or a QEF election, the Fund may be subject to U.S. federal income tax and interest on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.

Controlled Foreign Corporations

The Fund also may invest in entities referred to as “controlled foreign corporations” (“CFCs”). A CFC is a foreign corporation in which more than 50% of the stock, by vote or value, is owned, directly or constructively under certain attribution rules, by U.S. persons each of whom own, directly or constructively, 10% or more of the stock of a foreign corporation by vote or by value (“U.S. shareholders”). If the Fund is a U.S. shareholder with respect to a CFC, the Fund is generally required to annually include in income its allocable share of the CFC’s (i) “subpart F income” and (ii) global intangible low-tax income (“GILTI”), both as defined by the Code, regardless of whether or not the CFC distributes such amounts to the Fund. Amounts included in gross income by the Fund as subpart F income of a CFC are qualifying income for a regulated investment company under Code Section 851(b) if either (i) such amounts are distributed to the Fund in the taxable year in which they are earned by the CFC, or (ii) such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. Treasury Regulations provide that GILTI inclusions are treated in the same manner for purposes of Code Section 851(b) as subpart F inclusions, except as may be provided in future Treasury Regulations.

Real Estate Investment Trusts

Investments by the Fund in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold.

The Fund’s investments in REIT equity securities, if any, may result in the Fund’s receipt of cash in excess of the REIT’s earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to the Fund. Receiving a return of capital distribution from a REIT will reduce the amount of income available to be distributed to Fund shareholders. Income from REIT securities generally will not be eligible for treatment as qualified dividend income.

Under Code Section 199A, a deduction of up to 20% is available for taxable years beginning before 2026 to taxpayers other than corporations for qualified business income from certain pass-through businesses, including “qualified REIT dividends” from REITs (i.e., ordinary REIT dividends other than capital gains dividends and REIT dividends designated as qualified dividend income). A regulated investment company may pay and report “section 199A dividends” to its shareholders with respect its qualified REIT dividends. The amount of section 199A dividends that the Fund may pay and report to its shareholders is limited to the excess of the “qualified REIT dividends” that the Fund receives from REITs for a taxable year over the Fund’s expenses allocable to such dividends. A shareholder may treat section 199A dividends received on a share of the Fund as “qualified REIT dividends” if the shareholder has held the share for at least 46 days during the 91-day period beginning 45 days before the date on which the share becomes ex-dividend, but only to the extent that the shareholder is not under an obligation (under a short-sale or otherwise) to make related payments with respect to positions in substantially similar or related property. A shareholder may include 20% of the shareholder’s “qualified REIT dividends” in the computation of the shareholder’s “combined qualified business income amount” under Code Section 199A. Code Section 199A allows a taxpayer (other than a corporation) a deduction for a taxable year beginning before 2026 equal to the lesser of (A) the taxpayer’s “combined qualified business income amount” or (B) 20% of the excess of the taxpayer’s taxable income over the taxpayer’s net capital gain for the year.

Financial Products

When the Fund sells a put or call option, the premium received generally is not included in income at the time of receipt. If the option expires, the premium is generally included in income of the Fund as short-term capital gain. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is generally short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss generally will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold any resulting gain or loss generally will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Some of the Fund’s investments, such as certain option transactions, futures contract transactions, and forward foreign currency exchange contracts may be “section 1256 contracts.” With certain exceptions, gains or losses attributable to section 1256 contracts generally are treated as sixty percent long-term capital gains or losses and forty percent short-term capital gains or losses (“60/40”). Section 1256 contracts held by the Fund at the end of a taxable year (and, generally, for purposes of the excise tax, on October 31 of each year) are “marked-to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

Generally, hedging transactions undertaken by the Fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on a position that is part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. The straddle rules, if applicable, could increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Certain tax elections that the Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

Non-U.S. Securities and Currency Transactions

Gains and losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund collects the U.S. dollar amounts of such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses may increase, decrease, or eliminate the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Non-U.S. Taxes

Income received by the Fund from foreign sources may be subject to foreign withholding taxes and other similar income taxes. Although the Fund that pays foreign taxes generally may elect either to claim a foreign tax credit or to deduct foreign taxes in computing its taxable income, the Fund may have insufficient tax liability to fully utilize such a credit or deduction because the Fund’s taxable income is reduced by distributions to its shareholders. However, if more than fifty percent of the value of the Fund’s total assets at the close of its taxable year were to consist of securities of foreign corporations, the Fund would be eligible to elect to “pass-through” to its shareholders the amount of such foreign taxes paid by the Fund. Alternatively, if the Fund were to qualify as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above described fifty percent requirement. For this purpose, the term “qualified fund of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least fifty percent of the value of its total assets is represented by interests in other regulated investment companies. The Fund does not expect to qualify for either election described in this paragraph.

Tax-Exempt Shareholders

Under current law, the Fund serves to “block” (that is, prevent the attribution to shareholders of) unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund. For example, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if either: (1) the applicable Fund invests in REITs that hold residual interests in REMICs, in which event any related UBTI may not be offset by net operating losses; or (2) shares in the applicable Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. If a charitable remainder trust (as defined in section 664 of the Code) realizes any UBTI for a taxable year, it will be subject to an excise tax equal to the amount of such UBTI. The Fund may invest in REITs that hold residual interests in REMICs.

Backup Withholding

The Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of the taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct taxpayer identification number, (ii) has been identified by the IRS as otherwise subject to backup withholding, or (iii) has failed to certify to the Fund that he or she is not subject to back-up withholding. The backup withholding rate is twenty-four percent for tax years beginning before January 1, 2026.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s federal income tax liability, if any, provided that certain required information is timely furnished to the IRS. A shareholder who has not been notified by the IRS that it is subject to backup withholding may normally avoid backup withholding by furnishing a properly completed IRS Form W-9. If a shareholder fails to furnish a valid TIN upon request, the shareholder can be subject to IRS penalties.

Cost Basis Reporting

The Fund (or its administrative agent) must report to the IRS and furnish to its shareholders cost basis information for Fund shares purchased on or after January 1, 2012 when the shares are redeemed, exchanged, or otherwise sold. The Fund must also indicate whether shareholders had a short-term or long-term holding period in these shares. The Fund must also report the gross proceeds from the sale of all Fund shares (regardless of when they were purchased).

The Fund will allow shareholders to elect from among several IRS-accepted cost basis methods to calculate the cost basis of their covered shares. In the absence of such an election, the Fund will use its default cost basis method. Once the Fund shareholder has elected a cost basis reporting method, the election will apply to all future transactions in covered shares unless the shareholder revokes or changes the standing election. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation.

Surtax on Net Investment Income

An additional 3.8% Medicare surtax will be imposed on certain net investment of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Net investment income includes interest, dividends, royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than property held in a non-passive trade or business). Net investment income also includes ordinary income and capital gain distributions received with respect to shares of the Fund and net gains from redemptions or other taxable dispositions of Fund shares. Net investment income is reduced by deductions properly allocable to such income.

Foreign Accounts

Under the Foreign Account Tax Compliance Act (or FATCA), foreign financial institutions (“FFIs”) or non-financial foreign entities (“NFFEs”) that are Fund shareholders may be subject to a 30% withholding tax on: (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares. The FATCA withholding tax generally may be avoided on payments to an: (a) FFI, if the FFI reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and satisfies certain withholding requirements, and (b) NFFE, if the NFFE: (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them to the withholding agent (which may be the Fund). The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are in addition to the U.S. certification rules to avoid backup withholding described above.

Reportable Transactions

Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or twice such amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Whether a loss is reportable under these regulations does not determine whether the taxpayer’s treatment of the loss is proper. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties.

Other Tax Matters

Special tax rules not described in this discussion apply to investments through defined contribution plans and other tax-advantaged plans or investments by tax exempt entities. Shareholders should consult their tax advisor to determine the suitability of shares of the Fund as an investment through such plans or by such entities and the precise effect of an investment in the Fund would have on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions also may be subject to state and local taxes. In addition, since master limited partnerships in which the Fund may invest generally conduct business in multiple states, the Fund can be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in the master limited partnership.

Investors are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes. Foreign investors should consult their tax advisers concerning the U.S. federal income tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty).

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change, possibly with retroactive effect, by legislative or administrative actions.

Dividends and Distributions

If a shareholder elects to receive dividends and/or distributions in cash and the check cannot be delivered to a shareholder due to an invalid address or otherwise remains uncashed by the shareholder for a period of six (6) months, the Fund reserves the right to reinvest the dividends and/or distribution in a shareholder’s account at the then-current net asset value and to convert the shareholder’s election to automatic reinvestment in shares of the Fund from which the distributions were made. Dividends and capital gain distributions are reinvested automatically in additional shares of the Fund at the net asset value next determined after the record date and such shares are automatically credited to a shareholder’s account, unless the Transfer Agent or the Fund is informed by notice that a shareholder wishes to receive such dividends or distributions in cash. The shareholder may change such distribution option at any time by notification to the Transfer Agent prior to the record date of any such dividend or distribution. See “Buying Shares” in the Prospectus.

Annual and Semi-Annual Reports

The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund’s printing and mailing costs, the Fund consolidates the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also consolidates the mailing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or self-employed retirement plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Service Agent or the Transfer Agent. Annual reports include audited financial statements. Shareholders will receive a Statement of Account following each share transaction. Shareholders can write or call the Fund at the address and telephone numbers on the first page of this SAI with any question relating to their investment in Fund shares.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., located at 1350 Euclid Ave, Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm to the Fund.

Counsel

Davis Graham & Stubbs LLP, 1550 17th Street, Suite 500, Denver, Colorado 80202, serves as counsel to the Trust and will pass upon certain legal matters relating to the Fund.

Financial Statements

The Predecessor Fund’s audited financial statements for the fiscal year ended August 31, 2023, including the report of Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, are included in the Fund’s annual report and are incorporated by reference into this SAI. The Predecessor Fund’s Annual Report to shareholders for the fiscal year ended August 31, 2023, has been previously sent to shareholders of the Fund pursuant to Section 30(d) of the 1940 Act and previously filed with the SEC. You can obtain a copy of the Annual Report without charge by writing or calling the Fund at the address or number on the front page of this SAI.

Additional Information on Performance Calculations

From time to time, the total return (before taxes) of the Fund may be quoted in newsletters, advertisements and other publications that may include comparisons of the Fund’s performance with the performance of various indices and investments for which reliable performance data are available and to averages, performance rankings or other information compiled by recognized mutual fund statistical services. Performance information is generally available by calling Ultimus at 800-392-2673.

Any fees charged by your Service Organization directly to your account in connection with an investment in the Fund will not be included in the Fund’s calculations of yield and/or total return.

Performance quotations of the Fund represent its past performance, and you should not consider them representative of future results. The investment return and principal value of an investment in the Fund will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Because performance will fluctuate, you cannot necessarily compare an investment in Fund shares with bank deposits, savings accounts and similar investment alternatives that often provide an agreed or guaranteed fixed yield for a stated period of time.

Total Return Calculations

The average annual total return (before taxes) represents the average annual percentage change in the value of an investment in the Fund over a specified measuring period. Average annual returns for more than one year tend to smooth out variations in a Fund’s return and are not the same as actual annual results. The Fund computes its average annual total return (before taxes) by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Where:

ERV=ending redeemable value at the end of the period covered by computation of a hypothetical $1,000 payment made at the beginning of the period.

P=hypothetical initial payment of $1,000.

N=period covered by the computation, expressed in terms of years.

The aggregate total return reflects income and capital appreciation/depreciation and establishes a total percentage change in the value of an investment in the Fund over a specified measuring period. It is computed by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

The calculations of average annual total return (before taxes) and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and includes all recurring fees charged by the Trust to all shareholder accounts. The ending redeemable value (variable “ERV” in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Average annual total return (after taxes on distributions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) that would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income taxes rates used correspond to the tax character of each component of the distributions (e.g, ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax, and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

Average annual total return (after taxes on distributions and redemptions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) that would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax, and (iii) the potential tax liabilities other than federal tax liabilities (e.g. state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term). When the return after taxes on distributions and redemption of shares is higher than returns after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of shares, capital loss is recorded as a tax benefit which increases returns.

The Fund may also from time to time include in advertisements, sales literature, communications to shareholders and other materials (collectively, “Materials”) a total return figure that more accurately compares the Fund’s performance with other measures of investment return. For example, in comparing the Fund’s total return with data published by Lipper, Inc., or Morningstar, Inc., or with the performance of an index, the Fund may calculate its aggregate total return for the period of time specified in the Materials by assuming the investment of $10,000 in shares of the Fund and assuming the reinvestment of all dividends and distributions. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

The Fund may also from time to time include discussions or illustrations of the effects of compounding in Materials. “Compounding” refers to the fact that, if dividends or other distributions on an investment in the Fund are paid in the form of additional shares of the Fund, any future income or capital appreciation of the Fund would increase the value, not only of the original investment, but also of the additional shares received through reinvestment. As a result, the value of the investment in the Fund would increase more quickly than if dividends or other distributions had been paid in cash.

In addition, the Fund may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the Adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The materials may also refer to or describe the types of clients the Adviser advises, and describe the Adviser’s method of operation, internal work environment, procedure and philosophy. The Fund may also include in Materials charts, graphs or drawings that compare the investment objective, return potential, relative stability and/or growth possibilities of the Fund and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of the Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Materials may include symbols, headlines or other material that highlight or summarize the information discussed in more detail therein. From time to time, the materials may include contests or promotions that may include the award of Fund shares as prizes, and a waiver of certain minimum amount requirements to open an account.

Appendix A

Summary of Adviser’s Proxy Voting Policy

The Board has delegated responsibility for decisions regarding voting for securities held by the Fund to the Fund’s Adviser.

The Adviser relies on a third-party vendor, Institutional Shareholder Services (“ISS”), to research, vote and record all proxy ballots for the security positions maintained on clients’ behalf and for which the Adviser has voting authority. Annually, the Adviser reviews ISS’ independence and its Proxy Voting Guidelines. The Adviser follows ISS’ General Guidelines on most issues for shareholder votes. In the rare instance when a portfolio manager or analyst believes that an ISS recommendation would be to the detriment of the Adviser’s investment clients, the Adviser can and will override ISS’ recommendation through a manual vote. If more than one investment team or Wealth Management portfolio manager holds the security, the decision to override should be authorized by a member of each investment team or the Wealth Management portfolio manager. The final authorization to override an ISS recommendation must be approved by the Chief Compliance Officer (CCO) or President of the Adviser. A written record supporting the decision to override the ISS recommendation will be maintained. Generally, for stocks traded on foreign exchanges, the Adviser will exercise its voting authority. However, if the Adviser believes that by voting, a client will incur excessive expense or that a lack of liquidity of a stock may be an issue or for any other reason that seeks to optimize the benefit to the client, the Adviser may not exercise its voting authority after considering all relevant factors.

For any matters subject to proxy vote for mutual funds in which the Adviser is an affiliated party, the Adviser will vote on behalf of clients invested in such mutual funds in accordance with ISS recommendations, with no exceptions.

Client information is automatically recorded in ISS’ system for recordkeeping. ISS provides the necessary reports for the Trust to prepare its Form N-PX annually.

You may obtain a copy of the Trust’s and the Adviser’s proxy voting policy by calling 800-392-2673 or by writing to Barrett Funds at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. A copy of the policies will be mailed to you within three days of receipt of your request. You may also obtain a copy of the policies from the Fund’s documents filed with the SEC, which are available on the SEC’s website at www.sec.gov. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record is also available to shareholders free of charge upon request by calling or writing the Fund as described above.

A-1

PART C – OTHER INFORMATION

Item 28.	Exhibits.

(a)	(1)	Amended and Restated Declaration of Trust of Registrant dated November 19, 1987 is incorporated herein by reference to Exhibit (1)(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).
	(2)	Amendment dated July 16, 1990 to Amended and Restated Declaration of Trust of Registrant dated November 19, 1987 is incorporated herein by reference to Exhibit (1)(b) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).
	(3)	Amendment No. 2 dated November 12, 2003 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (1)(c) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).
	(4)	Amendment No. 3 dated February 19, 2010 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No 71 as filed with the Commission on April 30, 2010 (Registration No. 2-75677).
	(5)	Amendment No. 4 dated April 29, 2014 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(5) to Post-Effective Amendment No. 83 as filed with the Commission on April 30, 2014 (Registration No. 2-75677).
	(6)	Amendment No. 5 dated April 26, 2018 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(6) to Post-Effective Amendment No. 101 as filed with the Commission on September 28, 2018 (Registration No. 2-75677).
	(7)	Form of Amendment No. 6 dated August 23, 2019 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(7) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
(b)	(1)	Registrant's Amended and Restated Code of Regulations dated October 24, 1995 is incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).
	(2)	Amendment No. 1 dated November 15, 2006 to Amended and Restated Code of Regulations dated October 24, 1995 is incorporated herein by reference to Exhibit (b)(2) to Post-Effective Amendment No. 61 as filed with the Commission on April 30, 2007 (Registration No. 2-75677).
	(3)	Amendment No. 2 dated May 1, 2018 to Amended and Restated Code of Regulations dated October 24, 1995 is incorporated herein by reference to Exhibit (b)(3) to Post-Effective Amendment No. 101 as filed with the Commission on September 28, 2018 (Registration No. 2-75677).
(c)		See Articles IV, V and VIII of the Amended and Restated Declaration of Trust which is incorporated herein by reference to Exhibit (1)(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677); Amendment to Amended and Restated Declaration of Trust which is incorporated herein by reference to Exhibit (1)(b) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677); and Article II, Article V and Sections 6.1 and 6.4 of Article VI of the Amended and Restated Code of Regulations which is incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).
(d)	(1)	Form of Fee Waiver Letter Agreement dated August 25, 2023, between Registrant and Segall Bryant & Hamill, LLC relating to the Segall Bryant & Hamill Select Equity ETF is incorporated herein by reference to Post-Effective Amendment No. 136 as filed with the Commission on August 25, 2023 (Registration No. 2-75677).
	(2)	Fee Waiver Letter Agreement dated October 18, 2023 between Registrant and Segall Bryant & Hamill, LLC relating to the Barrett Opportunity Fund and Barrett Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 144 as filed with the Commission on October 19, 2023 (Registration No. 2-75677).

(3)	Fee Waiver Letter Agreement dated December 8, 2023 between Registrant and Segall Bryant & Hamill, LLC relating to the Segall Bryant & Hamill International Fund is incorporated herein by reference to Post- Effective Amendment No. 147 as filed with the Commission on December 8, 2023 (Registration No. 2- 75677).
(4)	[Reserved]
(5)	[Reserved]
(6)	[Reserved]
(7)	[Reserved]
(8)	[Reserved]
(10)	[Reserved]
(11)	[Reserved]
(12)	Investment Advisory Agreement dated June 10, 2021 between Registrant and Segall Bryant and Hamill LLC relating to Registrant’s Segall Bryant & Hamill Colorado Tax Free Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Municipal Opportunities Fund, Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Small Cap Core Fund and Segall Bryant & Hamill Workplace Equality Fund is incorporated herein by reference to Post-Effective Amendment No. 123 as filed with the Commission on April 29, 2022 (Registration No. 2-75677).
(13)	Fee Waiver Letter Agreement dated April 30, 2023, between Registrant and Segall Bryant & Hamill, LLC is incorporated herein by reference to Post-Effective Amendment No. 131 as filed with the Commission on May 1, 2023 (Registration No. 2-75677).
(14)	Amendment No. 1 dated June 29, 2021 to Investment Advisory Agreement between Registrant and Segall Bryant and Hamill LLC relating to Registrant’s Segall Bryant & Hamill Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 123 as filed with the Commission on April 29, 2022 (Registration No. 2-75677).
(15)	Amendment No. 2 dated July 14, 2021 to Investment Advisory Agreement between Registrant and Segall Bryant and Hamill LLC relating to Registrant’s Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 123 as filed with the Commission on April 29, 2022 (Registration No. 2-75677).
(16)	Amendment No. 3 dated July 29, 2021 to Investment Advisory Agreement between Registrant and Segall Bryant and Hamill LLC relating to Registrant’s Segall Bryant & Hamill Fundamental International Small Cap Fund is incorporated herein by reference to Post-Effective Amendment No. 123 as filed with the Commission on April 29, 2022 (Registration No. 2-75677).
(17)	Amendment No. 4 dated August 5, 2021 to Investment Advisory Agreement between Registrant and Segall Bryant and Hamill LLC relating to Registrant’s Segall Bryant & Hamill Global All Cap Fund is incorporated herein by reference to Post-Effective Amendment No. 123 as filed with the Commission on April 29, 2022 (Registration No. 2-75677).
(18)	Amendment No. 5 dated August 19, 2021 to Investment Advisory Agreement between Registrant and Segall Bryant and Hamill LLC relating to Registrant’s Segall Bryant & Hamill All Cap Fund is incorporated herein by reference to Post-Effective Amendment No. 123 as filed with the Commission on April 29, 2022 (Registration No. 2-75677).
(19)	Form of Amendment No. 6 dated August 25, 2023, to Investment Advisory Agreement between Registrant and Segall Bryant and Hamill LLC relating to Registrant’s Segall Bryant & Hamill Select Equity ETF is incorporated herein by reference to Post-Effective Amendment No. 136 as filed with the Commission on August 25, 2023 (Registration No. 2-75677).
(20)	Amendment No. 7 dated October 18, 2023, to Investment Advisory Agreement between Registrant and Segall Bryant and Hamill LLC relating to Registrant’s Barrett Opportunity Fund and Barrett Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 144 as filed with the Commission on October 19, 2023 (Registration No. 2-75677).

	(21)	Amendment No. 8 dated December 8, 2023, to Investment Advisory Agreement between Registrant and Segall Bryant & Hamill LLC relating to Registrant's Segall Bryant & Hamill International Fund is incorporated herein by reference to Post-Effective Amendment No. 147 as filed with the Commission on December 8, 2023 (Registration No. 2-75677).
(e)	(1)	Form of Distribution Agreement dated May 3, 2019 between Registrant and Ultimus Fund Distributors LLC, is incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 106 as filed with the Commission on April 30, 2019 (Registration No. 2-75677).
	(2)	Amendment No. 1 dated October 30, 2019, to the Distribution Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Distributors, LLC dated May 3, 2019, is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
	(3)	Amendment No. 2 dated December 9, 2019, to the Distribution Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Distributors, LLC dated May 3, 2019, incorporated herein by reference to Exhibit (e)(3) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
	(4)	Amendment No. 3 dated December 30, 2019, to the Distribution Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Distributors, LLC dated May 3, 2019, incorporated herein by reference to Exhibit (e)(4) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
	(5)	Amendment No. 4 dated April 8, 2020, to the Distribution Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Distributors, LLC dated May 3, 2019, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
	(6)	Amendment No. 5 dated August 24, 2023, to the Distribution Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Distributors, LLC dated May 3, 2019, is incorporated herein by reference to Post-Effective Amendment No. 139 as filed with the Commission on September 22, 2023.
	(7)	Form of Broker/Dealer Selling Agreement is incorporated herein by reference to Exhibit (e)(3) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).
	(8)	Form of Shareholder Servicing Agreement is incorporated herein by reference to Exhibit (e)(4) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).
	(9)	Distribution Agreement between the Registrant and Northern Lights Distributors, LLC relating to the Segall Bryant & Hamill Select Equity ETF is incorporated herein by reference to Post-Effective Amendment No. 136 as filed with the Commission on August 25, 2023 (Registration No. 2-75677).
	(10)	Amendment No. 6 dated November 16, 2023, to the Distribution Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Distributors, LLC dated May 3, 2019 is incorporated herein by reference to Post-Effective Amendment No. 147 as filed with the Commission on December 8, 2023 (Registration No. 2-75677).
(f)	(1)	Westcore Trust Deferred Compensation Plan (as amended and restated effective February 13, 2008) is incorporated herein by reference to Exhibit (f) to Post-Effective Amendment No. 64 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).
	(2)	Amendment dated December 31, 2010 to Deferred Compensation Plan is incorporated herein by reference to Exhibit (f)(1) to Post-Effective Amendment No. 72 as filed with the Commission on April 29, 2011 (Registration No. 2-75677).
(g)	(1)	Custody Agreement dated May 6, 2019, between Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
	(2)	Amendment to Custody Agreement dated December 31, 2019, between Registrant and Brown Brothers Harriman & Co. regarding Segall Bryant & Hamill Small Cap Core is incorporated herein by reference to Post-Effective Amendment No. 123 filed with the Commission on April 29, 2022 (Registration No. 2-75677).
	(3)	Amendment dated August 30, 2023 to Custody Agreement dated December 31, 2019, between Registrant and Brown Brothers Harriman, & Co. is incorporated herein by reference to Post-Effective Amendment No. 139 as filed with the Commission on September 22, 2023.
	(4)	Amendment dated December 4, 2023 to Custody Agreement dated December 31, 2019, between Registrant and Brown Brothers Harriman & Co. is filed herewith.

(h)	(1)	(i)	Fourth Amended and Restated Administration Agreement dated August 19, 2021 between Registrant and Segall Bryant & Hamill LLC relating to Registrant’s Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Fundamental International Small Cap Fund, Segall Bryant & Hamill Global All Cap Fund, Segall Bryant & Hamill Workplace Equality Fund, Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Municipal Opportunities Fund, and Segall Bryant & Hamill Colorado Tax Free Fund is incorporated herein by reference to Post-Effective Amendment No. 130 filed with the Commission on March 28, 2023 (Registration No. 2-756677).
(h)	(1)	(ii)	Amendment No. 1 dated December 8, 2023 to Fourth Amended and Restated Administration Agreement dated August 19, 2021 between Registrant and Segall Bryant & Hamill LLC is incorporated herein by reference to Post-Effective Amendment No. 147 as filed with the Commission on December 8, 2023 (Registration No. 2-75677).
	(2)	(i)	Form of Master Services Agreement dated May 3, 2019 between Registrant and Ultimus Fund Solutions, LLC is incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 106 as filed with the Commission on April 30, 2019 (Registration No. 2-75677).
		(ii)	Amendment No. 1 dated October 30, 2019, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Exhibit (h)(2)(ii) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
		(iii)	Amendment No. 2 dated December 9, 2019, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Exhibit (h)(2)(iii) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
		(iv)	Amendment No. 3 dated December 30, 2019, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Exhibit (h)(2)(iv) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
		(v)	Amendment dated January 1, 2020, to the Master Services Agreement and Fund Accounting and Fund Administration Fee Letter between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019 is incorporated herein by reference to Exhibit (h)(2)(v) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
		(vi)	Amendment No. 4 dated April 8, 2020, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
		(vii)	Amendment No. 5 dated September 17, 2020, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
		(viii)	Amendment No. 6 dated September 22, 2020, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
		(ix)	Amendment No. 7 dated September 25, 2020, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
		(x)	Derivatives Risk Management Program Support Services Addendum dated August 1, 2022 to the Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC Dated May 3, 2019 relating to the Segall Bryant & Hamill Fundamental International Small Cap Fund and the Segall Bryant & Hamill Colorado Tax Free Fund is incorporated herein by reference to Post-Effective Amendment No. 130 filed with the Commission on March 28, 2023 (Registration No. 2-75677).

		(xi)	Amendment No. 8 dated May 3, 2023, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019 is incorporated herein by reference to Post-Effective Amendment No. 139 as filed with the Commission on September 22, 2023.
		(xii)	Amendment No. 9 dated August 24, 2023, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019 is incorporated herein by reference to Post-Effective Amendment No. 139 as filed with the Commission on September 22, 2023.
		(xiii)	Amendment No. 10 dated November 16, 2023 to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019 is incorporated herein by reference to Post-Effective Amendment No. 147 as filed with the Commission on December 8, 2023 (Registration No. 2-75677).
	(3)	(i)	Shareholder Services Plan dated December 8, 2023 between Registrant and Segall Bryant & Hamill, LLC is incorporated herein by reference to Post-Effective Amendment No. 147 as filed with the Commission on December 8, 2023 (Registration No. 2-75677).
	(4)	Form of Authorized Participant Agreement between the Registrant, Distributor and a participant, is incorporated herein by reference to Post-Effective Amendment No. 136 as filed with the Commission on August 25, 2023 (Registration No. 2-75677).
	(5)	Form of ETF Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC relating to the Registrant’s Segall Bryant & Hamill Select Equity ETF is incorporated herein by reference to Post-Effective Amendment No. 136 as filed with the Commission on August 25, 2023 (Registration No. 2-75677).
(i)	(1)	Opinion of Davis Graham & Stubbs LLP, counsel to the Registrant, relating to the Registrant’s Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Colorado Tax Free Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill Fundamental International Small Cap Fund, Segall Bryant & Hamill Global All Cap Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Municipal Opportunities Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Core Fund and Segall Bryant & Hamill Workplace Equality Fund is incorporated herein by reference to Post-Effective Amendment No. 131 as filed with the Commission on May 1, 2023 (Registration No. 2-75677).
(i)	(2)	Opinion of Davis Graham & Stubbs LLP, counsel to the Registrant, relating to the Registrant’s Segall Bryant & Hamill Select Equity ETF is incorporated herein by reference to Post-Effective Amendment No. 136 as filed with the Commission on August 25, 2023 (Registration No. 2-75677).
(i)	(3)	Opinion of Davis Graham & Stubbs LLP, counsel to the Registrant, relating to the Registrant’s Barrett Opportunity Fund is filed herewith.
(i)	(4)	Opinion of Davis Graham & Stubbs LLP, counsel to the Registrant, relating to the Registrant's Barrett Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 145 as filed with the Commission on October 19, 2023 (Registration No. 2-75677).
(i)	(5)	Opinion of Davis Graham & Stubbs LLP, counsel to the Registrant, relating to the Registrant's Segall Bryant & Hamill International Fund is incorporated herein by reference to Post-Effective Amendment No. 147 as filed with the Commission on December 8, 2023 (Registration No. 2-75677).
(j)	(1)	Consent of Cohen & Company, Ltd., Independent Registered Public Accounting Firm, is incorporated herein by reference to Post-Effective Amendment No. 131 as filed with the Commission on May 1, 2023 (Registration No. 2-75677).
(j)	(2)	Consent of Cohen & Company, Ltd. relating to the Registrant’s Segall Bryant & Hamill Select Equity ETF is incorporated herein by reference to Post-Effective Amendment No. 136 as filed with the Commission on August 25, 2023 (Registration No. 2-75677).
(j)	(3)	Consent of Cohen & Company, Ltd., relating to the Registrant’s Barrett Opportunity Fund is filed herewith.

(j)	(4)	Consent of Cohen & Company, Ltd. relating to the Registrant’s Barrett Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 145 as filed with the Commission on October 19, 2023 (Registration No. 2-75677).
(j)	(5)	Consent of Cohen & Company, Ltd. relating to the Registrant’s Segall Bryant & Hamill International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 147 as filed with the Commission on December 8, 2023 (Registration No. 2-75677).
(k)		None.
(l)		None.
(m)		None.
(n)	(1)	Rule 18f-3 Plan, authorized August 21, 2007, as amended December 8, 2023, is incorporated herein by reference to Post-Effective Amendment No. 147 as filed with the Commission on December 8, 2023 (Registration No. 2-75677).
(p)	(1)	Amended Code of Ethics of Registrant dated as of February 22, 2006 is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 60 as filed with the Commission on September 28, 2006 (Registration No. 2-75677).
	(2)	Code of Ethics of Segall Bryant & Hamill, LLC dated as of February 25, 2022 is incorporated herein by reference to Post-Effective Amendment No. 131 as filed with the Commission on May 1, 2023 (Registration No. 2-75677).
	(3)	Ultimus Fund Distributors, LLC Code of Ethics dated June 20, 2023 is incorporated herein by reference to Post-Effective Amendment No. 139 as filed with the Commission on September 22, 2023.
(q)	(1)	Power of Attorney for Janice M. Teague, Thomas J. Abood, John A. DeTore, Rick A. Pederson, James A. Smith, Lloyd “Chip” Voneiff and Neal J. Andrews dated June 16, 2023 is incorporated herein by reference to Post-Effective Amendment No. 133 as filed with the Commission on June 16, 2023 (Registration No. 2-75677).

Item 29.	Persons Controlled by or Under Common Control with the Registrant.

Registrant is controlled by its Board of Trustees. Certain of Registrant’s trustees serve on the board of directors/trustees of certain other registered investment companies. (See “Management of the Funds – Trustees and Officers” in Part B hereof.)

Item 30.	Indemnification.

Amended and Restated Declaration of Trust. Section 9.3 of the Registrant’s Amended and Restated Declaration of Trust dated November 19, 1987, as amended, incorporated herein by reference to Exhibit (1)(a) to Post-Effective Amendment No. 45 (Registration No. 2-75677) and Exhibit (a)(4) to Post-Effective Amendment No. 71 (Registration No. 2-75677), provides as follows:

9.3 Indemnification of Trustees, Representatives and Employees. The Trust shall indemnify its Trustees, to the fullest extent permitted by law, against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee, except with respect to any matter as to which he shall have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided that any such indemnification shall be preceded by a reasonable and fair determination that an indemnification shall be made, where such reasonable and fair means of determination would include: (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the indemnitee was not liable by reason of disabling conduct, or (b) the reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of having acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, by either (i) the vote of a majority of Trustees who are neither “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding, or (ii) by the written opinion of independent legal counsel; and further provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification; and further provided that, as a condition to the advance either: (x) the indemnitee shall provide a security for his or her undertaking; (y) the Trust shall be insured against losses arising by reason of any lawful advances; or (z) either (i) a majority of Trustees who are neither “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding or (ii) independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

For the purpose of this Section 9.3, representatives shall mean the officers of the Trust, as elected or appointed by the Trustees from time to time.

Section 9.6 of the Registrant’s Amended and Restated Declaration of Trust dated November 19, 1987, incorporated herein by reference as Exhibit (1)(a) to Post-Effective Amendment No. 45 (Registration No. 2-75677), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

9.6 Indemnification of Shareholders. In case any shareholder or former shareholder shall be held to be personally liable solely by reason of his being or having been shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Distribution Agreement and Master Services Agreement. Indemnification of Registrant’s trustees, officers and controlling persons against any and all claims, demands, liabilities and expenses arising directly or indirectly out of (1) the Indemnifying Party’s failure to exercise the standard of care set forth above unless such Losses were caused in part by the Indemnitees own willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties hereunder; (2) any violation of Applicable Law by the Indemnifying Party or its affiliated persons or agents relating to this Agreement and the activities thereunder; and (3) any material breach by the Indemnifying Party or its affiliated persons or agents of this Agreement. is provided for in Section 11.3 of the Distribution Agreement dated May 3, 2019, is incorporated herein by reference to Exhibit (e)(2)(i) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677) and Section 10.3 of the Master Services Agreement dated May 3, 2019 are incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).

“Indemnified Party” means (i) the Trust; (ii) each current, former and future officer, trustee, beneficial interest holder, employee, agent, attorney, predecessor, successor, representative or affiliate of the Trust, but not Segall Bryant & Hamill LLC or any of Segall Bryant & Hamill LLC’s current, former and future officers, trustees, beneficial interest holders, employees, agents, attorneys, predecessors, successors or representatives; (iii) any successor, assign, heir, estate or legal representative of any of the parties described in clauses (i) or (ii); and (iv) any series or portfolio of the Trust.

“Claims” means any and all actions, suits, claims, rights, causes of action, demands, damages, losses, liabilities, expenses, costs, attorneys’ fees or charges of whatever kind or nature, whether contingent or fixed, whether known or unknown, whether suspected or unsuspected, which any person (i) now has or claims to have, (ii) at any time had or claimed to have, or (iii) at any time hereafter may have or claim to have.

“Damages” means any and all costs, liabilities, obligations, losses, claims, expenses, damages or judgments of any kind, including reasonable attorneys’ fees and the fees of accountants and experts.

Other. Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. Registrant will not pay an insurance premium for insurance coverage which indemnifies for any act for which Registrant itself cannot indemnify. Generally, trustees and officers of the Registrant are indemnified under contracts entered into with unaffiliated third parties in the ordinary course of business against losses, claims, damages, liabilities and expenses arising out of negligence or willful misconduct, violation of applicable law, breach of material provisions of such contracts or of representations, warranties or covenants made in such contracts.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser.

Each Adviser to the Registrant is registered under the Investment Advisers Act of 1940. The current Uniform Application for Investment Adviser Registration (“Form ADV”) filed with the SEC by each Adviser is incorporated by reference in response to this item. A list of each Adviser’s File No. and CRD No. is below.

To Registrant’s knowledge, none of the directors or senior executive officers of Segall Bryant & Hamill, LLC is, or has been at any time during Registrant’s past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.

Adviser	File No.	CRD No.
Segall Bryant & Hamill, LLC	801-47232	106505

Item 32.	Principal Underwriters.

1. (a) Ultimus Fund Distributors, LLC (the “Distributor”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, also acts as the principal underwriter for the following other open-end and closed-end investment companies:

Bruce Fund, Inc.	Lind Capital Partners Municipal Credit Income Fund
CM Advisors Family of Funds	MSS Series Trust
Caldwell Orkin Funds, Inc.	Oak Associates Funds
Cantor Select Portfolios Trust	One Fund Trust
Cantor Fitzgerald Sustainable Infrastructure Fund	Papp Investment Trust
Capitol Series Trust	Peachtree Alternative Strategies Fund
Centaur Mutual Funds Trust	Rocky Mountain Opportunity Trust
Chesapeake Investment Trust	Schwartz Investment Trust
Commonwealth International Series Trust	The Cutler Trust
Conestoga Funds	The Investment House Funds
Connors Funds	Williamsburg Investment Trust
Cross Shore Discovery Fund	Ultimus Managers Trust
Dynamic Alternatives Fund	Unified Series Trust
Eubel Brady & Suttman Mutual Fund Trust	Valued Advisers Trust
Fairway Private Equity & Venture Capital Opportunities Fund	VELA Funds
Flat Rock Global, LLC	Volumetric Fund
F/m Funds Trust	Waycross Independent Trust
HC Capital Trust	Yorktown Funds
Hussman Investment Trust
James Advantage Funds
James Alpha Funds Trust

(b) To the best of Registrant’s knowledge, the directors and executive officers of Ultimus Fund Distributors, LLC, are as follows:

Name	Position with Distributor	Position with Registrant
Kevin Guerette	President	None

Stephen L. Preston	Vice President, Financial Operations Principal, Chief Compliance Officer and Anti-Money Laundering Compliance Officer	None

Douglas K. Jones	Vice President	None

Melvin Van Cleave	Chief Information Security Officer	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246.

(c) None.

2. (a) Northern Lights Distributors, LLC is the principal underwriter for some series of the Trust. Northern Lights Distributors serves as a principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Atlas U.S. Tactical Income Fund, Boyar Value Fund Inc., Copeland Trust, DGI Investment Trust, Humankind Benefit Corporation, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, PREDEX, Princeton Private Investment Access Fund, The Saratoga Advantage Trust, THOR Financial Technologies Trust, Tributary Funds, Inc., Two Roads Shared Trust, Ultimus Manager’s Trust (ETF), Capitol Series Trust (ETF), Valued Advisers Trust (ETF), and Unified Series Trust (ETF).

(b) The officers of Northern Lights Distributors, LLC are as follows:

Name	Position with Distributor	Position with Registrant
Kevin Guerette	President	None
Bill Strait	Secretary, General Counsel, and Manager	None
Stephen Preston	Treasurer, FINOP, CCO and AML Officer	None
David James	Manager	None
Melvin Van Cleave	Chief Information Security Officer	None

The address of the Distributor and each of the above-named persons is 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474.

(c) None.

Item 33.	Location of Accounts and Records.

(a) Segall Bryant & Hamill, LLC, 540 West Madison Street, Suite 1900, Chicago, IL 60661-2551 and 370 17th Street, Suite 5000, Denver, Colorado 80202 (records relating to its function as investment adviser for the Registrant).

(b) Ultimus Fund Solutions, LLC, 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246 (records relating to its functions as administrator, transfer agent and bookkeeping and pricing agent for each of Registrant’s investment portfolios).

(c) Ultimus Fund Distributors, LLC, 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246 (records relating to its function as distributor for each of the Registrant’s investment portfolios).

(d) Northern Lights Distributors, LLC, 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246 (records relating to its function as distributor for each of the Registrant’s investment portfolios).

(d) Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110 (records relating to its functions as custodian for each of the Registrant’s investment portfolios).

Item 34.	Management Services.

None.

Item 35.	Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, and State of Colorado, on the 29th day of December, 2023.

SEGALL BRYANT & HAMILL TRUST
Registrant

By:	/s/ Carolyn B. Goldhaber
Carolyn B. Goldhaber
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to Registrant’s Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

*		December 29, 2023
Janice M. Teague	Chairman of the Board of Trustees

*		December 29, 2023
Thomas J. Abood	Trustee

*		December 29, 2023
Rick A. Pederson	Trustee

*		December 29, 2023
John A. DeTore	Trustee

*		December 29, 2023
James A. Smith	Trustee

*		December 29, 2023
Lloyd “Chip” Voneiff	Trustee

/s/ Carolyn B. Goldhaber	President	December 29, 2023
Carolyn B. Goldhaber

/s/ Jasper R. Frontz		December 29, 2023
Jasper R. Frontz	Treasurer (Principal Financial Officer and Chief Accounting Officer) and Chief Compliance Officer

*By Jasper R. Frontz in his capacity as Attorney-in-fact.

EXHIBIT INDEX

Exhibit	Description
(g)(4)	Amendment dated December 4, 2023 to Custody Agreement dated December 31, 2019, between Registrant and Brown Brothers Harriman & Co.
(i)(3)	Opinion of Davis Graham & Stubbs LLP, counsel to the Registrant, relating to the Registrant’s Barrett Opportunity Fund.
(j)(3)	Consent of Cohen & Company, Ltd., relating to the Registrant’s Barrett Opportunity Fund